SEC Registration Nos.
811-03591 and 002-80154

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 62            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 62                         XX

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on April 30, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert VP Portfolios Prospectus
Calvert VP SRI Portfolios
April 30, 2012

TABLE OF CONTENTS

		Page
PORTFOLIO SUMMARIES	(This section summarizes Portfolio fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert Signature® Variable Strategies		
Calvert VP SRI Balanced Portfolio		1
Calvert VP SRI Equity Portfolio		5
Calvert VP SRI Mid Cap Growth Portfolio		8
Calvert SAGE™ Variable Strategies		
Calvert VP SRI Strategic Portfolio		11
Calvert VP SRI Large Cap Value Portfolio		15
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Portfolio fees and expenses.)	18
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Portfolio investment strategies and risks.)	19
PORTFOLIO HOLDINGS	(This section provides details on Portfolio holdings.)	23
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Calvert Signature® and Calvert SAGE™ Variable Strategies Portfolios.)	24
Calvert Signature® Variable Strategies		
Investment Selection Process		24
Sustainable and Socially Responsible Investment Criteria		24
Shareholder Advocacy and Corporate Responsibility		26
Calvert SAGE™ Variable Strategies		
Investment Selection Process		26
Sustainable and Responsible Investment		27
SAGE™ Enhanced Engagement Strategy		27
Special Investment Program		27
High Social Impact Investments		27
MANAGEMENT OF PORTFOLIO INVESTMENTS	(This section provides details on Portfolio investment managers.)	28
About Calvert		28
More Information about the Advisor, Subadvisors and Portfolio Managers		28
Advisory Fees		30

INVESTMENT OBJECTIVE

The Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.70%
Other expenses	0.21%
Total annual fund operating expenses	0.91%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year; and
• the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 121% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)) and other asset-backed securities (“ABS”). The Portfolio invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Portfolio may also invest in repurchase agreements.

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable quality. The Portfolio may also invest in unrated debt securities.

The Portfolio is non-diversified, which means it may invest more of its assets in a smaller number of issuers than a diversified fund.

The Portfolio invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Portfolio’s allocation and may rebalance or reallocate the Portfolio’s assets based on its view of economic and market factors and events. The equity portion of the Portfolio is primarily a large cap core U.S. domestic portfolio, although the Portfolio may also invest in foreign stocks and mid-cap stocks. The equity portion of the Portfolio seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Portfolio reflects an active trading strategy, seeking total return.

CALVERT VP PORTFOLIOS PROSPECTUS 1

The Portfolio uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio.

The Portfolio may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisor selects the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Portfolio depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Portfolio has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Portfolio seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single stock or bond may have greater impact on the Portfolio than on a diversified fund.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

CALVERT VP PORTFOLIOS PROSPECTUS 2

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a mul-ticlass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Portfolio’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Portfolio also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays U.S. Credit Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	12.29%
Worst Quarter (of periods shown)	12/31/08	-19.63%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Balanced Portfolio	4.56%	0.72%	3.06%
Russell 1000 Index	1.50%	-0.02%	3.34%
Balanced Composite Index	4.24%	2.71%	4.55%
(reflects no deduction for fees or
expenses)
Lipper VA Mixed-Asset Target	-1.47%	0.90%	3.76%
Allocation Growth Funds Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Allocation of Assets and Portfolio Managers:

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Natalie A. Trunow	Senior Vice President,	Since September 2008
Chief Investment Officer
- Equities, Calvert

CALVERT VP PORTFOLIOS PROSPECTUS 3

Fixed-Income Investments:

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Michael Abramo	Vice President, Portfolio	Since September 2011
Manager, Calvert

Equity Investments:

Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Michelle Clayman,	Managing Partner,	Since June 2004
CFA	Chief Investment
Officer, New Amsterdam

Nathaniel Paull,	Partner, Senior	Since June 2004
CFA	Portfolio Manager, New Amsterdam

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information on the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 4

INVESTMENT OBJECTIVE

The Portfolio seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.70%
Other expenses	0.68%
Total annual fund operating expenses	1.38%
Less fee waiver and/or expense reimbursement [1]	(0.26%)
Net expenses	1.12%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.12% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$411	$730	$1,635

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio invests primarily in common stocks of U.S. large-cap companies. The Portfolio defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Portfolio normally seeks to have a weighted average market capitalization of at least $20 billion.

The Portfolio may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to

CALVERT VP PORTFOLIOS PROSPECTUS 5

investment performance over time. The Portfolio has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Portfolio seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter		Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	18.41%
Worst Quarter (of periods shown)	12/31/08	-24.41%

			Since
Average annual total returns			Inception
(as of 12/31/11)	1 year	5 years	(4/30/02)
Calvert VP SRI Equity Portfolio	-1.34%	1.87%	3.74%
S&P 500 Index	2.11%	-0.25% 3.66%
(reflects no deduction for fees or
expenses)
Lipper VA Large-Cap Growth	-2.38%	0.96%	3.28%
Funds Average

CALVERT VP PORTFOLIOS PROSPECTUS 6

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Richard B.	Managing Director -	Since July 2006
England, CFA	Equities and Principal,
Atlanta Capital
Paul J. Marshall,	Vice President and	Since March 2009
CFA	Principal, Atlanta Capital

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering the purchase of a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 7

INVESTMENT OBJECTIVE

The Portfolio seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth and that meet the Portfolio’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.90%
Other expenses	0.26%
Total annual fund operating expenses	1.16%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year; and
• the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio normally invests at least 80% of its net assets, including borrowings for investment purposes, in the common stocks of mid-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($117 million to $20.4 billion as of December 31, 2011). The Russell Midcap Growth Index is reconstituted annually. The Portfolio normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Portfolio combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Portfolio may also invest up to 25% of its net assets in foreign securities.

The Portfolio is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Portfolio has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Portfolio seeks to invest and seeks to avoid investing.

CALVERT VP PORTFOLIOS PROSPECTUS 8

Investments are first selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Portfolio.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	17.55%
Worst Quarter (of periods shown)	12/31/08	-25.51%

Average Annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Mid Cap Growth	2.33%	4.21%	3.14%
Portfolio
Russell Midcap Growth Index	-1.65%	2.44%	5.29%
(reflects no deduction for fees or
expenses)
Lipper VA Mid-Cap Growth Funds	-3.86%	1.19%	5.87%
Average

CALVERT VP PORTFOLIOS PROSPECTUS 9

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Michelle Clayman,	Managing Partner, Chief	Since September 2005
CFA	Investment Officer, New
Amsterdam
Nathaniel Paull,	Partner, Senior	Since September 2005
CFA	Portfolio Manager, New
Amsterdam

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy that is described in the prospectus for that Policy. If you are considering the purchase of a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 10

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation by investing in equity and debt securities of all types using the Portfolio’s corporate responsibility standards and strategies. A secondary, nonfundamental goal of the Portfolio is to seek some current income. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.80%
Other expenses	0.15%
Total annual fund operating expenses	0.95%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year; and
• the Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio normally invests primarily in domestic equity securities (common stocks) selected on a value basis. However, the Portfolio may own a variety of securities, including foreign equity and debt securities, domestic debt securities and other securities that in the Subadvisor’s opinion offer prospects for meeting the Portfolio’s investment goals.

The Subadvisor intends to invest on an opportunistic basis, where it believes there is intrinsic value. The Portfolio’s principal focus is on traditional or “basic” value stocks. However, the Portfolio may include stocks that in the Subadvisor’s opinion provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Portfolio ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Portfolio invests primarily in the large and middle range of public company market capitalizations, but may invest in companies of any size. The Subadvisor anticipates that the Portfolio ordinarily will have a weighted average dividend yield, before Portfolio expenses, that is higher than the yield of the Standard & Poor’s Composite Index of 500 Stocks (“S&P 500 Index”).

The Subadvisor primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of the Portfolio’s selection criteria, relates both to current and to projected measures. Among the specific factors that the Subadvisor considers in identifying undervalued securities for inclusion in the Portfolio are:

• price/earnings ratio
• price to book value
• price/cash flow ratio
• debt/capital ratio
• dividend yield
• dividend history
• security and consistency of revenue stream
• undervalued assets
• relative earnings strategies potential
• industry strategies potential
• industry leadership

CALVERT VP PORTFOLIOS PROSPECTUS 11

• dividend strategies potential
• franchise value
• potential for favorable developments

The Portfolio typically makes equity investments in the following three types of companies, in varying proportions:

• Basic Value companies, which, in the Subadvisor’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.

• Consistent Earner companies when they are selling at valuations below historic norms. Stocks in this category generally sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend strategies.

• Emerging Franchises are rapidly growing companies that in the Subadvisor’s opinion are in the process of establishing a leading position in a product, service or market, and which the Subadvisor expects will grow, or continue to grow, at an above average rate. The proportion of the Portfolio invested in companies of this type will normally be less than the proportions of the Portfolio invested in Basic Value or Consistent Earner companies.

The Portfolio selects foreign securities issued by companies domiciled in countries whose currencies are freely convertible into U.S. dollars, or by companies in other countries whose business is conducted primarily in U.S. dollars (which could include developing countries).

The Subadvisor will consider investing in debt securities when it believes they are more attractive than equity alternatives. The Portfolio may purchase debt securities of any maturity and of any quality.

Sustainable and Responsible Investing. The Portfolio seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Portfolio may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Portfolio has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Portfolio. Investments are selected for financial soundness as well as evaluated according to the Portfolio’s threshold responsibility standards. Investments must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result. For fixed-income securities in the Portfolio, the Subadvisor’s forecast as to interest rates may not be correct.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Portfolio may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

CALVERT VP PORTFOLIOS PROSPECTUS 12

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return

Best Quarter (of periods shown)	6/30/09	27.12%
Worst Quarter (of periods shown)	9/30/11	-22.50%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Strategic Portfolio	-12.82%	-2.50%	0.85%
S & P 500 Index	2.11%	-0.25%	2.92%
(reflects no deduction for fees or
expenses)
Lipper VA Multi-Cap Core Funds	-2.39%	-0.43%	3.94%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Thornburg Investment Management, Inc. (“Thornburg”)

Portfolio		Length of Time
Manager Name	Title	Managing Portfolio
Connor Browne, CFA	Co-Portfolio Manager,	Since October 2003
Managing Director, Thornburg

Ed Maran, CFA	Co-Portfolio Manager,	Since October 2003
Managing Director, Thornburg

CALVERT VP PORTFOLIOS PROSPECTUS 13

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 14

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Portfolio’s corporate responsibility standards and strategies. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.74%
Other expenses	0.11%
Total annual fund operating expenses	0.85%
Less fee waiver and/or expense reimbursement [1]	(0.07%)
Net expenses	0.78%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.78% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$264	$465	$1,043

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Portfolio normally invests at least 80% of its assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index ($117 million to $406 billion as of December 31, 2011). The Portfolio normally seeks to have a weighted average market capitalization of at least $10 billion.

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor’s universe of stocks and range of market capitalizations to change accordingly.

Although primarily investing in large cap U.S. companies, the Portfolio may also invest in mid-cap and small-cap companies. The Portfolio may not invest more than 25% of its net assets in foreign securities.

The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices

CALVERT VP PORTFOLIOS PROSPECTUS 15

that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.

In selecting securities for the Portfolio, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Portfolio seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Portfolio may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Portfolio has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Portfolio. Investments are selected for financial soundness as well as evaluated according to the Portfolio’s threshold responsibility standards. Investments must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders.

Principal risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Portfolio may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT VP PORTFOLIOS PROSPECTUS 16

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year total returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/03	21.36%
Worst Quarter (of periods shown)	12/31/08	-23.81%

Average annual total returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP SRI Large Cap Value	-1.68%	-3.33%	2.89%
Portfolio
Russell 1000 Value Index	0.39%	-2.64%	3.89%
(reflects no deduction for fees or
expenses)
Lipper VA Large-Cap Value Funds	-1.85%	-2.55%	2.86%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio

James R. McGlynn, CFA	Senior Vice President	Since December 1999
& Portfolio Manager, Calvert

Yvonne M. Bishop, CFA	Assistant Portfolio Manager, Calvert	Since January 2000

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 17

MORE INFORMATION ON FEES AND EXPENSES

MANAGEMENT FEES

Management fees include the advisory fee paid by the Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Portfolio’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of the Portfolio’s net assets) paid for each Portfolio for the most recent fiscal year are as follows.

Portfolio	Administrative Fee
Calvert VP SRI Balanced Portfolio	0.275%
Calvert VP SRI Equity Portfolio	0.20%
Calvert VP SRI Mid Cap Growth Portfolio	0.25%
Calvert VP SRI Strategic Portfolio	0.05%
Calvert VP SRI Large Cap Value Portfolio	0.10%

VOLUNTARY ADVISORY FEE WAIVERS

Calvert VP SRI Balanced Portfolio

The investment advisor (“Calvert” or the “Advisor”) voluntarily waives 0.05% of its annual advisory fee for the Portfolio based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to the equity assets of the Portfolio at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. Net of current expense waiver/reimbursements and offsets, the expenses of the Portfolio were 0.91% for the fiscal year ended December 31, 2011.

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in the following Portfolios to the amounts listed in the table below through April 30, 2013. Only the Board of Directors of the Portfolios may terminate the expense caps before the contractual period expires.

Portfolio	Expense Cap
Calvert VP SRI Equity Portfolio	1.12%
Calvert VP SRI Strategic Portfolio	0.99%
Calvert VP SRI Large Cap Value Portfolio	0.78%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a Policy owner. The Example in the respective Portfolio Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. No Portfolio expects to incur a material amount of interest expense in the fiscal year.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolio’s expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the

CALVERT VP PORTFOLIOS PROSPECTUS 18

fee table in the respective Portfolio Summary. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.”

See “Investment Advisor and Subadvisors” in the respective Portfolio’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the Portfolio Summary of the respective Portfolio also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Portfolio’s principal investment strategies and principal risks is under the earlier Portfolio Summary for the respective Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI.

For certain investment strategies listed, the table below shows a Portfolio’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio’s Annual/Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Portfolios is also provided below.)

CALVERT VP PORTFOLIOS PROSPECTUS 19

1	Excludes any High Social Impact Investments. See “Special Investment Program” below.
2	Based on net premium payments.
3	Based on initial margin required to establish position.

Description of Investment Strategies and associated risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment techniques and associated risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.	Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are generally stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Portfolio’s cash position consistent with the Portfolio’s applicable benchmark to reduce deviations from the benchmark while enabling the Portfolio to accommodate its need for periodic liquidity.	Risks: Correlation and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

CALVERT VP PORTFOLIOS PROSPECTUS 20

Conventional Securities and associated risks

Stocks in General.  Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S. For any Portfolio that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: , Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor or Subadvisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds.  Bonds rated below BBB/Baa by an NRSRO or unrated bonds determined by the Portfolio’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market. Calvert VP SRI Equity Portfolio may invest in High Social Impact Investments, which are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and associated risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and associated risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

CALVERT VP PORTFOLIOS PROSPECTUS 21

Glossary of Certain Investment risks

Correlation risk

The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in currency exchange rates may cause investment losses when the Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage- backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk Interest rate risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market. Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT VP PORTFOLIOS PROSPECTUS 22

Explanation of Investment Strategies Used by Certain Portfolios

Calvert VP SRI Balanced Portfolio

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency. The conservatorship has no specified termination date.

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert VP SRI Strategic Portfolio

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

All Portfolios (except Calvert SRI Large Cap Value Portfolio)

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

PORTFOLIO HOLDINGS

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

CALVERT VP PORTFOLIOS PROSPECTUS 23

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

Calvert SIGNatUre®varIaBle StrateGIeS

(Calvert vP SrI Balanced Portfolio, Calvert vP SrI equity Portfolio and Calvert vP SrI Mid Cap Growth Portfolio)

Investment Selection Process

In seeking to achieve a Portfolio’s investment objective, investments are first selected for financial soundness and then evaluated according to that Portfolio’s sustainable and socially responsible investment criteria. Only companies that meet all of the Portfolio’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Portfolios seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Portfolio must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Portfolio and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Portfolio’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Portfolio’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Portfolio’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Portfolios believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Portfolio’s investment objective and its sustainable and socially responsible investment criteria.

Each Portfolio may invest in ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the Portfolio’s applicable benchmark. The ETFs in which a Portfolio may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Portfolio. In addition, the ETFs in which a Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Portfolio does not constitute endorsement or validation by that Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially responsible Investment Criteria

Each Portfolio seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert drawing on the Portfolio’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

CALVERT VP PORTFOLIOS PROSPECTUS 24

The Portfolios seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolios seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

CALVERT VP PORTFOLIOS PROSPECTUS 25

Shareholder Advocacy and Corporate Responsibility

As each Portfolio’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Portfolio has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Portfolio is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Portfolio.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

Calvert SAGE™ Variable Strategies

(Calvert VP SRI Strategic Portfolio and Calvert VP SRI Large Cap Value Portfolio)

Investment Selection Process

In seeking to achieve a Portfolio’s investment objective, investments are selected for financial soundness as well as evaluated according to that Portfolio’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for a Portfolio must be consistent with the Portfolio’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Portfolio and its shareholders. Each Portfolio has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Portfolio:

•	The Portfolio will seek to avoid investing in companies that manufacture tobacco products.

•

The Portfolio will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

•	The Portfolio will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

Investments in fixed-income securities for a Portfolio may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s threshold responsibility standards and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Portfolio’s threshold responsibility standards typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Portfolio may invest in ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the Portfolio’s

CALVERT VP PORTFOLIOS PROSPECTUS 26

applicable benchmark. The ETFs in which a Portfolio may invest will not be screened and will not be required to meet the threshold responsibility standards otherwise applicable to investments made by that Portfolio. In addition, the ETFs in which a Portfolio may invest may hold securities of companies or entities that the Portfolio could not invest in directly because such companies or entities do not meet the Portfolio’s threshold responsibility standards. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Portfolio meet its investment objective by obtaining market exposure to securities in the Portfolio’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Portfolio does not constitute endorsement or validation by that Portfolio, nor does the exclusion of an investment necessarily reflect failure to satisfy the Portfolio’s threshold responsibility standards.

Sustainable and Responsible Investment

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. Each Portfolio acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing their industry. Enhanced engagement for the Portfolio will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and sustainability performance continue to lag their peers. Engagement will urge companies to improve their environmental, social and governance performance and to pursue sustainability leadership opportunities where possible.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert. All threshold responsibility standards may be changed by the Board of Directors without shareholder approval.

SAGE™ Enhanced Engagement Strategy

Under Calvert’s SAGE (“Sustainability Achieved through Greater Engagement”) strategy, each Portfolio may invest in a full range of companies consistent with its threshold responsibility standards. These companies may be emerging sustainability leaders and/or entities which have yet to make significant progress but have the potential to do so.

As each Portfolio’s investment advisor, Calvert will use the SAGE process to identify and select companies for focused engagement and to determine tangible objectives to pursue with each. Engagement will focus on (1) addressing legacy and/or current issues lacking sufficient focus, commitment and/or concrete performance and (2) encouraging further progress in areas of improvement and emerging leadership. The level of engagement employed by Calvert for a specific company may vary based on the company’s progress on these issues.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies. If a company fails to make sufficient progress in its commitments with respect to environmental, social and governance issues in response to Calvert’s engagement approach, a Portfolio may divest that company’s security from the portfolio at a time that is in the best interests of the Portfolio’s shareholders.

SPECIAL INVESTMENT PROGRAM
(Calvert VP SRI Equity Portfolio)

As part of Calvert’s and Portfolio shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert VP SRI Equity Portfolio may invest a small percentage of its assets through High Social Impact Investments, a special investment program that is a non-principal investment strategy pioneered by Calvert.

High Social Impact Investments

High Social Impact Investments is a program that targets a percentage of the assets of Calvert VP SRI Equity Portfolio (up to 1%). The Portfolio may engage in this program upon reaching $50 million in assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Portfolio’s sustainable and socially responsible investment criteria.

 CALVERT VP PORTFOLIOS PROSPECTUS  27

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Portfolio believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Any High Social Impact Investments of the Portfolio are fair valued by a fair value team consisting of officers of the Portfolio and of the Portfolio’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Portfolio’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. The Portfolio’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order from the SEC, the Portfolio may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Portfolio and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF PORTFOLIO INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. Calvert provides the Portfolios with investment supervision and management and office space, furnishes executive and other personnel to the Portfolios, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2012, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12.5 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Portfolio, and who is primarily (and jointly, as applicable) responsible for the day-today management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP SRI Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Portfolio.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Asset and Portfolio Manager Allocations

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head
(2005-2008) and Portfolio Manager
(2001-2008) for the Global Public Markets Group of General Motors Asset Management.

CALVERT VP PORTFOLIOS PROSPECTUS  28

FIXED-INCOME INVESTMENTS OF CALVERT VP SRI BALANCED PORTFOLIO

Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo manages the day-to-day investment of the fixed-income investments of the Portfolio.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Cavert Taxable Fixed Income Team since 1999.	Lead Portfolio Manager for fixed-income investments
Mr. Abramo became a Portfolio Manager for this Portfolio in September 2011.

EQUITY INVESTMENTS OF CALVERT VP SRI BALANCED PORTFOLIO

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, managed a portion of the equity assets of the Portfolio beginning in June 2004 and has managed all of the equity assets of the Portfolio since June 2008.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam – Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	New Amsterdam – Senior Portfolio Manager	Portfolio Manager

CALVERT VP SRI EQUITY PORTFOLIO

Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Portfolio since its inception in April 2002.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England,	Managing Director – Equities and Portfolio Manager, Atlanta Capital	Lead Portfolio Manager
CFA
Member of Management Committee Mr. England became a Portfolio Manager for this Portfolio in July 2006.

Paul J. Marshall, CFA	Portfolio Manager, Atlanta Capital	Portfolio Manager
Mr. Marshall became a Portfolio Manager for this Portfolio in March 2009.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Portfolio since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam’s Portfolio Managers for Calvert VP SRI Mid Cap Growth Portfolio. Please see the information presented above with respect to New Amsterdam’s management of Calvert VP SRI Balanced Portfolio regarding these Portfolio Managers’ business experience during the last five years and role on the management team.

CALVERT VP PORTFOLIOS PROSPECTUS 29

CALVERT VP SRI STRATEGIC PORTFOLIO

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, serves as the Subadvisor to the Portfolio. Thornburg is a Delaware corporation, which has 38 managing directors with an equity interest in the firm.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Connor Browne, CFA	2006 – present: Managing Director and Portfolio Manager, Thornburg	Co-Portfolio Manager
2001 – 2006: Associate Portfolio Manager, Thornburg

Ed Maran, CFA	2006 – present: Managing Director and Portfolio Manager, Thornburg	Co-Portfolio Manager
2002 – 2006: Associate Portfolio Manager, Thornburg

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO

Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA	December 12, 2008 – present: Lead Portfolio Manager of Calvert’s large cap value team.
1999 – 2008: Managing Director – Equities, and Portfolio Manager, Summit Investment Partners, Inc.
	Mr. McGlynn has 30 years of experience in the investment industry.	Portfolio Manager

Yvonne M. Bishop, CFA	December 12, 2008 – present: Assistant Portfolio Manager of Calvert’s large cap value team.
2000 – 2008: Assistant Portfolio Manager for equity accounts, Summit Investment Partners, Inc.
	Ms. Bishop has 20 years of experience in the investment industry.	Assistant Portfolio Manager

Calvert and each Portfolio have obtained an exemptive order from the SEC to permit Calvert and the applicable Portfolio, pursuant to approval by the Portfolio’s Board of Directors, to enter into and materially amend contracts with the Portfolio’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)), without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Portfolio’s SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Portfolio. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) The advisory fee does not include administrative fees.

Portfolio	Advisory Fee
Calvert VP SRI Balanced Portfolio	0.425%
Calvert VP SRI Equity Portfolio	0.50%
Calvert VP SRI Mid Cap Growth Portfolio	0.65%
Calvert VP SRI Strategic Portfolio	0.75%
Calvert VP SRI Large Cap Value Portfolio	0.64%

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any

CALVERT VP PORTFOLIOS PROSPECTUS 30

applicable subadvisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the fiscal year ended December 31.

INVESTOR INFORMATION

GENERAL INFORMATION ABOUT THE PORTFOLIOS

The rights of the Insurance Companies as shareholders of the Portfolios differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

The Calvert VP Portfolios in this Prospectus should not be confused with the other Calvert funds listed below. In each case performance of the two portfolios will differ.

Calvert VP SRI Balanced Portfolio of Calvert Variable Series, Inc.	Calvert Balanced Portfolio
Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc.	Calvert Equity Portfolio
Calvert VP SRI Mid Cap Growth Portfolio of Calvert Variable Series, Inc.	Calvert Capital Accumulation Fund
Calvert VP SRI Large Cap Value Portfolio of Calvert Variable Products, Inc.	Calvert Large Cap Value Fund

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Each of Calvert Variable Series, Inc. and Calvert Variable Products, Inc. (each a “Fund”) offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of a Portfolio next determined after the applicable Insurance Company receives the premium payment. Each Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Funds foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. Each Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which a Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and a Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

CALVERT VP PORTFOLIOS PROSPECTUS 31

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

HOW SHARES ARE PRICED

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations. Valuation techniques used to value the Portfolios’ investments by major category are as follows:

• Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.

• Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing, which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing, which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. As noted above, foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

MARKET TIMING POLICY

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. Neither Fund accommodates frequent purchases and redemptions of Portfolio shares. Accordingly, each Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. Each Board believes that market

CALVERT VP PORTFOLIOS PROSPECTUS 32

timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor, if any, to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on performance. Each Fund or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by a Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. Each Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolios through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds Portfolio shares has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between a Fund and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Although each Fund has adopted policies and procedures to detect and prevent market timing in the Portfolios, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such participant(s) or plan, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and the distributor may modify any terms or conditions of purchase of Portfolio shares (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

DIVIDENDS AND DISTRIBUTIONS

It is each Fund’s intention to distribute substantially all of each Portfolio’s net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends declared and paid on investments, less expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

CALVERT VP PORTFOLIOS PROSPECTUS 33

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years. Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP; for Calvert VP SRI Large Cap Value Portfolio, the year ended December 31, 2007 was audited by another auditor. KPMG’s report, along with a Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

CALVERT VP PORTFOLIOS PROSPECTUS 34

CALVERT VP SRI BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$1.695	$1.533	$1.247
Income from investment operations:
Net investment income	.023	.024	.030
Net realized and unrealized gain (loss)	.054	.161	.287
Total from investment operations	.077	.185	.317
Distributions from:
Net investment income	(.023)	(.023)	(.031)
Total distributions	(.023)	(.023)	(.031)
Total increase (decrease) in net asset value	.054	.162	.286
Net asset value, ending	$1.749	$1.695	$1.533

Total return*	4.56%	12.10%	25.39%
Ratios to average net assets: A
Net investment income	1.37%	1.47%	2.11%
Total expenses	.91%	.91%	.91%
Expenses before offsets	.91%	.91%	.91%
Net expenses	.91%	.90%	.91%
Portfolio turnover	121%	116%	89%
Net assets, ending (in thousands)	$354,038	$334,915	$312,728

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$1.918	$2.030
Income from investment operations:
Net investment income		.046	.051
Net realized and unrealized gain (loss)		(.648)	.005
Total from investment operations		(.602)	.056
Distributions from:
Net investment income		(.044)	(.051)
Net realized gain		(.025)	(.117)
Total distributions		(.069)	(.168)
Total increase (decrease) in net asset value		(.671)	(.112)
Net asset value, ending		$1.247	$1.918

Total return*		(31.38%)	2.76%
Ratios to average net assets: A
Net investment income		2.50%	2.35%
Total expenses		.92%	.90%
Expenses before offsets		.92%	.90%
Net expenses		.92%	.90%
Portfolio turnover		107%	157%
Net assets, ending (in thousands)		$267,916	$446,263

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 35

CALVERT VP SRI EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$19.35	$16.51	$12.95
Income from investment operations:
Net investment income (loss)	(.01)	(.01)	.05
Net realized and unrealized gain (loss)	(.25)	2.86	4.39
Total from investment operations	(.26)	2.85	4.44
Distributions from:
Net investment income	—	(.01)	(.06)
Net realized gain	—	—	(.82)
Total distributions	—	(.01)	(.88)
Total increase (decrease) in net asset value	(.26)	2.84	3.56
Net asset value, ending	$19.09	$19.35	$16.51

Total return*	(1.34%)	17.26%	34.26%
Ratios to average net assets: A
Net investment income (loss)	(.06%)	(.06%)	.31%
Total expenses	1.38%	1.29%	1.26%
Expenses before offsets	1.09%	1.08%	1.08%
Net expenses	1.09%	1.08%	1.08%
Portfolio turnover	61%	41%	42%
Net assets, ending (in thousands)	$9,362	$9,736	$8,494

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$20.38	$19.48
Income from investment operations:
Net investment income (loss)		.02	(.01)
Net realized and unrealized gain (loss)		(7.32)	1.96
Total from investment operations		(7.30)	1.95
Distributions from:
Net realized gain		(.13)	(1.05)
Total distributions		(.13)	(1.05)
Total increase (decrease) in net asset value		(7.43)	.90
Net asset value, ending		$12.95	$20.38

Total return*		(35.79%)	9.99%
Ratios to average net assets: A
Net investment income (loss)		.13%	(.03%)
Total expenses		1.19%	1.11%
Expenses before offsets		1.12%	1.10%
Net expenses		1.08%	1.05%
Portfolio turnover		69%	41%
Net assets, ending (in thousands)		$6,927	$10,808

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 36

CALVERT VP SRI MID CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$32.97	$25.07	$18.99
Income from investment operations:
Net investment income (loss)	(.18)	(.14)	(.05)
Net realized and unrealized gain (loss)	.95	8.04	6.13
Total from investment operations	.77	7.90	6.08
Distributions from:
Net investment income	-	-	-
Net realized gain	(2.08)	-	-
Total distributions	(2.08)	-	-
Total increase (decrease) in net asset value	(1.31)	7.90	6.08
Net asset value, ending	$31.66	$32.97	$25.07

Total return*	2.30%	31.51%	32.02%
Ratios to average net assets: A
Net investment income (loss)	(.52%)	(.50%)	(.22%)
Total expenses	1.16%	1.17%	1.10%
Expenses before offsets	1.16%	1.17%	1.10%
Net expenses	1.16%	1.17%	1.10%
Portfolio turnover	47%	100%	61%
Net assets, ending (in thousands)	$40,293	$44,213	$33,192

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$30.53	$28.30
Income from investment operations:
Net investment income (loss)		(.10)	(.14)
Net realized and unrealized gain (loss)		(11.25)	3.00
Total from investment operations		(11.35)	2.86
Distributions from:
Net realized gain		(.19)	(.63)
Total distributions		(.19)	(.63)
Total increase (decrease) in net asset value		(11.54)	2.23
Net asset value, ending		$18.99	$30.53

Total return*		(37.17%)	10.09%
Ratios to average net assets: A
Net investment income (loss)		(.33%)	(.50%)
Total expenses		1.18%	1.18%
Expenses before offsets		1.18%	1.18%
Net expenses		1.16%	1.16%
Portfolio turnover		51%	59%
Net assets, ending (in thousands)		$28,277	$54,055

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 37

CALVERT VP SRI STRATEGIC PORTFOLIO
FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011 (z)	2010	2009
Net asset value, beginning	$18.12	$16.45	$11.60
Income from investment operations:
Net investment income	.05	.07	.20
Net realized and unrealized gain (loss)	(2.37)	1.67	4.84
Total from investment operations	(2.32)	1.74	5.04
Distributions from:
Net investment income	(.09)	(.07)	(.19)
Total distributions	(.09)	(.07)	(.19)
Total increase (decrease) in net asset value	(2.41)	1.67	4.85
Net asset value, ending	$15.71	$18.12	$16.45

Total return*	(12.82%)	10.58%	43.44%
Ratios to average net assets: A
Net investment income	.27%	.41%	1.50%
Total expenses	.95%	.92%	.93%
Expenses before offsets	.94%	.92%	.93%
Net expenses	.94%	.92%	.93%
Portfolio turnover	74%	85%	76%
Net assets, ending (in thousands)	$64,696	$133,082	$126,592

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$20.55	$21.01
Income from investment operations:
Net investment income		.14	.16
Net realized and unrealized gain (loss)		(8.45)	1.31
Total from investment operations		(8.31)	1.47
Distributions from:
Net investment income		(.15)	(.15)
Net realized gain		(.49)	(1.78)
Total distributions		(.64)	(1.93)
Total increase (decrease) in net asset value		(8.95)	(.46)
Net asset value, ending		$11.60	$20.55

Total return*		(40.41%)	6.96%
Ratios to average net assets: A
Net investment income		.94%	.85%
Total expenses		.94%	.93%
Expenses before offsets		.94%	.93%
Net expenses		.92%	.91%
Portfolio turnover		77%	80%
Net assets, ending (in thousands)		$81,260	$114,910

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 38

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011 (z)	2010 (z)	2009
Net asset value, beginning	$66.82	$60.76	$49.45
Income from investment operations:
Net investment income	1.24	1.05	1.16
Net realized and unrealized gain (loss)	(2.36)	6.00	11.41
Total from investment operations	(1.12)	7.05	12.57
Distributions from:
Net investment income	(1.48)	(.99)	(1.14)
Net realized gain	—	—	(.12)
Total distributions	(1.48)	(.99)	(1.26)
Total increase (decrease) in net asset value	(2.60)	6.06	11.31
Net asset value, ending	$64.22	$66.82	$60.76

Total return*	(1.68%)	11.60%	25.40%
Ratios to average net assets: A
Net investment income	1.85%	1.70%	2.19%
Total expenses	.85%	.84%	.85%
Expenses before offsets	.75%	.74%	.74%
Net expenses	.75%	.74%	.74%
Portfolio turnover	16%	27%	29%
Net assets, ending (in thousands)	$117,125	$164,863	$178,063

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$92.96	$101.12
Income from investment operations:
Net investment income		.61	1.64
Net realized and unrealized gain (loss)		(34.05)	(.06)
Total from investment operations		(33.44)	1.58
Distributions from:
Net investment income		(1.95)	(1.42)
Net realized gain		(8.12)	(8.32)
Total distributions		(10.07)	(9.74)
Total increase (decrease) in net asset value		(43.51)	(8.16)
Net asset value, ending		$49.45	$92.96

Total return*		(39.49%)	1.40%
Ratios to average net assets: A
Net investment income		2.14%	1.61%
Total expenses		.90%	.87%
Expenses before offsets		.90%	.87%
Net expenses		.90%	.87%
Portfolio turnover		34%	42%
Net assets, ending (in thousands)		$144,425	$58,157

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 39

NOTES TO FINANCIAL HIGHLIGHTS

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(z)	Per shares figure calculated using the average shares method.
*	Total return is not annualized for periods less than one year.

CALVERT VP PORTFOLIOS PROSPECTUS 40

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and the SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-03591 Calvert Variable Series, Inc. (Calvert VP SRI Balanced Portfolio, Calvert VP SRI Equity Portfolio, Calvert VP SRI Mid Cap Growth Portfolio and Calvert VP SRI Strategic Portfolio) No. 811-04000 Calvert Variable Products, Inc. (Calvert VP SRI Large Cap Value Portfolio)

Printed on recycled paper using soy inks.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert VP Portfolios Prospectus
April 30, 2012

TABLE OF CONTENTS

		Page
PORTFOLIO SUMMARIES	(This section summarizes Portfolio fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert VP Small Cap Growth Portfolio		1
Calvert VP Natural Resources Portfolio		3
Calvert VP Income Portfolio		7
Calvert VP Inflation Protected Plus Portfolio		11
Calvert VP Money Market Portfolio		15
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Portfolio fees and expenses.)	17
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Portfolio investment strategies and risks.)	18
PORTFOLIO HOLDINGS	(This section provides details on Portfolio holdings.)	23
MANAGEMENT OF PORTFOLIO INVESTMENTS	(This section provides details on Portfolio investment managers.)	23
About Calvert		23
More Information about the Advisor, Subadvisors and Portfolio Managers		23
Advisory Fees		24
INVESTOR INFORMATION	(This section provides details on purchase and redemption of Portfolio shares, how shares are valued, and information on dividends, distributions and taxes.)	25
General Information about the Portfolios		25
Purchase, Exchange and Redemption of Shares		25
How Shares are Priced		26
Market Timing Policy		26
Dividends and Distributions		27
FINANCIAL HIGHLIGHTS	(This section provides selected information from the financial statements of the Portfolios.)	27
Calvert VP Small Cap Growth Portfolio		28
Calvert VP Natural Resources Portfolio		29
Calvert VP Income Portfolio		30
Calvert VP Inflation Protected Plus Portfolio		31
Calvert VP Money Market Portfolio		32

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.90%
Other expenses	0.26%
Total annual fund operating expenses	1.16%
Less fee waiver and/or expense reimbursement [1]	(0.12%)
Net expenses	1.04%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.04% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$106	$357	$627	$1,398

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio focuses on small, rapidly growing and under-researched companies whose securities, in the Subadvisor’s opinion, are trading at reasonable prices. The Portfolio normally invests at least 80% of its net assets (including borrowings for investment purposes) in the equity securities, such as common or preferred stocks, of small capitalization companies listed on U.S. exchanges or in the U.S. over-the-counter market. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Portfolio considers a small capitalization company to have a market capitalization within the range of companies in the Russell 2000 Growth Index. The market capitalization range for the Russell 2000 Growth Index was $23.4 million to $3.7 billion as of December 31, 2011.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Portfolio may not perform as expected, and the portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Portfolio to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CALVERT VP PORTFOLIOS PROSPECTUS 1

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disapointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return

Best Quarter (of periods shown)		6/30/03	21.20%
Worst Quarter (of periods shown)	12/31/08		-27.51%

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP Small Cap Growth	-2.02%	5.04%	3.83%
Portfolio
Russell 2000 Growth Index	-2.91%	2.09%	4.48%
(reflects no deduction for fees or
expenses)

Lipper VA Small-Cap Growth Funds	-2.82%	1.82%	3.88%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Eagle Asset Management, Inc. (“Eagle”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Bert L. Boksen, CFA	Senior Vice President	Since January 2005
and Managing
Director, Eagle

Eric Mintz, CFA	Assistant Portfolio	Since April 2008
Manager, Eagle

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies.The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 2

INVESTMENT OBJECTIVE

The Portfolio seeks primarily to provide capital growth, consistent with appropriate risk levels, by investing primarily in a portfolio of various exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) representing different natural resources exposures. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.65%
Other expenses	0.19%
Acquired fund fees and expenses	0.59%
Total annual fund operating expenses	1.43%
Less fee waiver and/or expense reimbursement [1]	(0.05%)
Net expenses	1.38%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.79% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$141	$448	$777	$1,709

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 28% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Portfolio will invest substantially all of its net assets (including borrowings for investment purposes) in ETFs and ETNs (the “Acquired Funds and Notes”) that represent different natural resources exposures. The Portfolio will provide shareholders with at least 60 days’ notice before changing this policy. An ETF is a type of investment company whose investment objective typically is to match the returns of a particular market index. ETFs are traded on a securities exchange at prices quoted by the exchange throughout its trading day. An ETN is a debt security designed to provide investors access to the returns of various market benchmarks by linking the return of the security to the performance of a particular index.

The Portfolio currently invests in the Acquired Funds and Notes that track the indices (or components thereof) shown below, and will vary its exposure based on market conditions:

Natural Resources Index or Commodity

• Deutsche Bank Liquid Commodity Index
• Dow Jones – AIG Commodity Index
• Morgan Stanley REIT Index
• Morgan Stanley U.S. Investable Materials Index
• Goldman Sachs Natural Resources Sector Index
• Palisades Water Index
• S&P Global Materials Index
• Dow Jones U.S. Utilities Sector Index
• S&P Global Utilities Sector Index
• NYSE Arca Gold Miners Index

CALVERT VP PORTFOLIOS PROSPECTUS 3

• Beacon Global Timber Index

The Portfolio selects Acquired Funds and Notes that track investments in securities of natural resources companies and associated businesses, including utilities (such as gas and water). The natural resources sector can include companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The sector includes, but is not limited to, commodities and industries such as integrated oil, oil and gas exploration, metal production, forest products, paper products, chemicals, building materials, coal, real estate and alternative energy sources.

In its selection of investments, the Portfolio seeks Acquired Funds and Notes whose underlying exposures appear to have the potential for above-average long-term performance based on supply and demand of a resource and the state of the market. These may include Acquired Funds and Notes whose underlying exposures are expected to show above-average growth over the long-term as well as those exposures that appear to the Subadvisor to be undervalued.

The Portfolio may sell or reduce an Acquired Fund or Note when, in the Subadvisor’s opinion, there is a change in the macroeconomic outlook, technical deterioration of an underlying exposure, valuation issues, a need to rebalance the portfolio or a better opportunity elsewhere.

Based on the planned investments in the portfolio, the Portfolio will be a non-diversified fund, which means it may invest its assets in a smaller number of issuers than a diversified fund.

Principal Risks

Non-Diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single security may have greater impact on the Portfolio.

Asset Allocation Risk. The Subadvisor’s selection of Acquired Funds and Notes and the allocation of Portfolio assets to those Acquired Funds and Notes may cause the Portfolio to underper-form.

Structured Note Risk. The Portfolio may invest up to 10% of its total assets directly in structured notes. Structured notes are derivative investments whose value depends on, or is derived from, the value of an underlying security. Structured notes may be tied to the performance of individual stocks or to baskets of assets such as commodities. Structured notes are generally corporate debt securities and are subject to similar risks such as credit risk and the loss of principal. Many structured notes are illiquid.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Natural Resources Risk. Natural Resources have a historically low correlation to financial assets such as stocks and bonds. Correspondingly, their prices respond differently to financial market and economic conditions, although both are driven by the basic forces of supply and demand. However, because stocks and bonds are traded publicly on a secondary market, prices can quickly reflect forecasted earnings and future cash flows. Conversely, many factors may contribute to how natural resources prices respond to market events including warehousing and delivery constraints, changes in supply and demand dynamics, and a potential lack of fungibility. Other factors affecting natural resources prices include weather, agricultural, trade, fiscal, monetary and currency exchange processes, domestic and foreign political and economic events and policies, disease, pestilence, technological developments, and changes in interest rates. In addition, markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

Acquired Funds and Notes Risk. Acquired Funds and Notes track a securities or natural resources index or a basket of securities or commodities. In addition to the Portfolio’s operating expenses, investors will indirectly pay a proportionate share of the operating expense of the Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Acquired Funds and Notes. The performance of the Acquired Funds and Notes directly affects the ability of the Portfolio to meet its respective investment objective. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds and Notes in direct proportion to the amount of assets the Portfolio allocates to the Acquired Funds and Notes and the Subadvisor’s allocation among the Acquired Funds and Notes.

Equity Investments. The Portfolio shares the principal risks of the equity securities held by the underlying securities, including the key risks below.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the underlying securities to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Market Capitalization Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Fixed-Income Investments. The Portfolio shares the principal risks of fixed-income securities held by the underlying securities, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying securities may fall.

CALVERT VP PORTFOLIOS PROSPECTUS 4

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Portfolio shares the principal risks of money market securities held by the underlying securities, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of a broad-based securities market index, a composite index and an average.

The table below also shows the performance of the Natural Resources Composite Index (50% Dow Jones UBS Commodity Index; 50% S&P North America Natural Resources Index) because it is more consistent with the Portfolio’s portfolio construction process and represents a more accurate reflection of the Portfolio’s anticipated risk and return patterns.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return
Best Quarter (of periods shown)	12/31/10		16.07%
Worst Quarter (of periods shown)	12/31/08		-31.33%

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(12/28/06)
Calvert VP Natural Resources	-10.13%	0.17%	0.17%
Portfolio
S&P 500 Index	2.11%	-0.25%	-0.34%
(reflects no deduction for fees or
expenses)

Natural Resources Composite Index	-10.37%	0.99%	0.92%
(reflects no deduction for fees or
expenses)
Lipper VA Natural Resources	-11.67%	2.54%	*
Funds Average

*The Portfolio is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Portfolio since 12/31/06 is 0.17% and the performance for the Lipper VA Natural Resources Funds Average is 2.54%.

CALVERT VP PORTFOLIOS PROSPECTUS 5

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc. (“Summit”)

Portfolio Manager		Length of Time
Name	Title	Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since December 2006
Summit

D. Scott Keller, CFA	Portfolio Manager,	Since December 2006
Summit

Ryan D. Johnson, CFA	Analyst, Summit	Since December 2006

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 6

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income-producing securities. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment)
Management fees	0.70%
Other expenses	0.32%
Total annual fund operating expenses	1.02%
Less fee waiver and/or expense reimbursement [1]	(0.17%)
Net expenses	0.85%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.85% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$308	$547	$1,232

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 175% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. The Portfolio typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor.

The Portfolio invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Portfolio also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Portfolio may invest in leveraged loans. The loans in which the Portfolio will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

CALVERT VP PORTFOLIOS PROSPECTUS 7

The Portfolio may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds in default. A debt security is below investment grade when assigned a credit quality rat-ing below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor.

The Portfolio may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Portfolio is non-diversified, which means it may invest its assets in a smaller number of issuers than a diversified fund.

The Portfolio uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Portfolio may invest more of its assets in a smaller number of issuers than a diversified fund, the gains or losses on a single bond may have greater impact on the Portfolio.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. Individual investments of the Portfolio may not perform as expected, due to credit, political or other risks and the portfolio management practices may not achieve the desired result. The Advisor’s forecast as to interest rates may not be correct.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

CALVERT VP PORTFOLIOS PROSPECTUS 8

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Portfolio holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Portfolio will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Portfolio employs an active style that seeks to position the Portfolio with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%) and may translate to higher transaction costs.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return
Best Quarter (of periods shown)		9/30/09	9.64%
Worst Quarter (of periods shown)		12/31/08	-7.67%

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(4/30/02)
Calvert VP Income Portfolio	3.91%	4.67%	5.88%
Barclays U.S. Credit Index	8.35%	6.80%	6.44%
(reflects no deduction for fees or
expenses)

Lipper VA Corporate Debt Funds	6.80%	6.13%	5.77%
BBB Rated Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager	Title	Length of Time
Name		Managing Portfolio
Michael Abramo	Vice President, Portfolio	Since April 2008
Manager, Calvert

Matthew Duch	Vice President, Portfolio	Since September
	Manager, Calvert	2011

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

CALVERT VP PORTFOLIOS PROSPECTUS 9

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering the purchase of a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 10

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize real levels of current income consistent with reasonable investment risk, by investing primarily in inflation adjusted fixed income securities. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.60%
Other expenses	0.19%
Total annual fund operating expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing under normal circumstances at least 80% of its net assets (including borrowings for investment purposes) in inflation protected fixed income securities. The Portfolio will provide shareholders with at least 60 days’ notice before changing this 80% policy. These securities will normally be U.S. dollar denominated and include securities issued by the U.S. Government, its agencies and instrumentalities, as well as other entities such as foreign governments or corporations. Inflation protected or adjusted fixed income securities are structured to provide protection against inflation by directly or indirectly adjusting the value of the bond’s principal or the interest income paid based (directly or indirectly) on changes in the official inflation measures reported by the U.S. Bureau of Labor Statistics. Foreign inflation protected securities are adjusted using a comparable statistic issued by the respective government.

Up to 20% of the Portfolio’s assets may be invested in fixed income securities that are not inflation indexed, including unrated or below investment-grade bonds (“high yield” or “junk” bonds), convertible debt securities, convertible preferred and preferred stocks, or other securities.

The Portfolio generally will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired by conversion of fixed income securities or by exercise of warrants attached thereto. The Portfolio may invest in U.S. Treasury futures contracts, write covered call options on U.S. Treasury securities and buy or sell options on futures contracts for such securities.

The Portfolio employs an active trading strategy.

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Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bond Market Risk. The market prices of bonds held by the Portfolio may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Management Risk. The individual investments of the Portfolio may not perform as expected, due to credit, political or other risks and the portfolio management practices may not achieve the desired result.

Risk of Investing for Inflation Protection. Inflation protected fixed income securities do no protect against changes in interest rates to the extent such changes are not attributable to inflation.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Structured Notes. These are derivative investments whose value depends on, or is derived from, the value of an underlying asset. Structured notes may be tied to the performance of individual stocks or to baskets of assets such as commodities. Structured notes are generally corporate debt securities and are subject to similar risks such as credit risk and the loss of principal. Many structured notes are illiquid, and therefore subject to the Portfolio’s investment limitation on illiquid investments. Some secondary markets may exist for certain structured notes. A structured note carries the credit rating of its issuer and the Portfolio will only invest in structured notes issued by issuers with investment grade ratings.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster-than-expected prepayments may cause the Portfolio to invest the prepaid principal in lower yielding securities, and slower-than-expected prepayments may reduce the potential for the Portfolio to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another nationally recog-nized statistical rating organization, there is a significant risk that these bonds will not achieve full recovery.

Unrated security risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Active Trading Strategy Risk. The Portfolio employs an active trading style that can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. The value of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuers, and the ability of those issuers to repay principal and to make interest payments.

Futures and Options Risk. Using futures and options may increase the Portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative’s value do not correspond to changes in the value of the Portfolio’s other investments, the Portfolio may not fully benefit from or could lose money on the derivative position. Derivatives can involve risk of loss if the party who issued the derivative defaults on its obligation. Derivatives may also be less liquid and more difficult to value.

CALVERT VP PORTFOLIOS PROSPECTUS 12

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an index and an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	3/31/08	5.13%
Worst Quarter (of periods shown)	9/30/08	-3.52%

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(12/28/06)
Calvert VP Inflation Protected Plus	10.41%	6.46%	6.48%
Portfolio
Barclays U.S. TIPS Index	13.56%	7.95%	7.94%
(reflects no deduction for fees or
expenses)
Lipper VA General U.S. Government	10.05%	6.46%	*
Funds Average

*The Portfolio is unable to show performance of the Lipper average since the Portfolio’s inception date. For comparison purposes to Lipper, performance for the Portfolio since 12/31/06 is 6.46% and the performance for the Lipper VA General U.S. Government Funds Average is 6.46%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Summit Investment Advisors, Inc.  (“Summit”)

Portfolio Manager	Title	Length of Time
Name		Managing Portfolio
Gary R. Rodmaker, CFA	Managing Director,	Since December 2006
Summit

D. Scott Keller, CFA	Portfolio Manager,	Since December 2006
Summit

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy that is described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

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PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 14

INVESTMENT OBJECTIVE

The Portfolio seeks a high level of current income as is consistent with preservation of capital and liquidity. The Portfolio seeks to maintain a constant net asset value of $1.00 per share for the Portfolio. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you invest in shares of the Portfolio.

The table and the following example do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies (each a “Policy”) through which an investment may be made. If those fees and charges were included, costs would be higher. Please consult the prospectus for your Policy for information regarding those fees and charges.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Management fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	0.41%
Less fee waiver and/or expense reimbursement[1]	(0.01%)
Net expenses	0.40%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.40% through April 30, 2013. Only the Board of Directors of the Portfolio may terminate the Portfolio’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Portfolio for the time periods indicated;
• your investment has a 5% return each year;
• the Portfolio’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$131	$229	$517

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements, commercial paper, variable rate demand notes, and corporate, agency and taxable municipal obligations. The Portfolio invests more than 25% of its total assets in the financial services industry.

All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940, as amended.

Principal Risks

You could lose money on your investment in the Portfolio, or the Portfolio could underperform, because of the risks described below. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Income Risk. The income level of the Portfolio will fluctuate with changing market conditions and interest rate levels. The income the Portfolio receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Portfolio because it invests primarily in securities that are considered to be of high quality. The Portfolio also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. Individual investments of the Portfolio may not perform as expected due to credit, political or other risks and the portfolio management practices may not achieve the desired result.

Financial Services Industry Risk. The financial services industry involves additional risk relating to changes in government regulation and economic downturns, which can have a significant negative effect on issuers in the financial services sector. A downturn in the financial services industry would impact the Portfolio more than a fund that does not concentrate in this industry.

CALVERT VP PORTFOLIOS PROSPECTUS 15

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Portfolio purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Repurchase Agreement Risk. A repurchase agreement exposes the Portfolio to the risk that the party that sells the security may default on its obligation to repurchase it. The Portfolio may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Performance

The following bar chart and table show the Portfolio’s annual returns and its long-term performance, which give some indication of the risks of investing in the Portfolio. The bar chart shows how the performance has varied from year to year. The table compares the Portfolio’s performance over time with that of an average.

The Portfolio’s past performance does not necessarily indicate how the Portfolio will perform in the future. For updated performance information, visit www.calvert.com.

The returns shown do not reflect fees and charges imposed under the variable annuity contracts and life insurance policies through which an investment may be made. If those fees and charges were included, they would reduce these returns.

Calendar Year Total Returns

		Quarter	Total
		Ended	Return
Best Quarter (of periods shown)		9/30/07	1.27%
Worst Quarter (of periods shown)	12/31/11		0.00%

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Calvert VP Money Market	0.01%	1.79%	2.05%
Portfolio
Lipper VA Money Market Funds	-0.03%	1.42%	1.72%
Average

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

PURCHASE AND REDEMPTION OF SHARES

Shares of the Portfolio currently are sold only to participating insurance companies (the “Insurance Companies”) for allocation to their separate accounts to fund benefits under Policies issued by the Insurance Companies. The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies.

Shares in the Portfolio are offered to the Insurance Companies, without sales charge, and redemptions are processed, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after an Insurance Company receives the premium payment or a surrender request in acceptable form. The Portfolio does not have minimum initial or subsequent investment requirements.

A Policy owner’s interest in the shares of the Portfolio is subject to the terms of the particular Policy described in the prospectus for that Policy. If you are considering purchasing a Policy, you should carefully review the prospectus for that Policy.

TAX INFORMATION

As a regulated investment company under the Internal Revenue Code, the Portfolio is not subject to federal income tax, or to federal excise tax, to the extent that it distributes its net investment income and realized capital gains to the separate accounts of the Insurance Companies. The Portfolio intends to distribute its net investment income and realized capital gains to the extent necessary to remain qualified as a regulated investment company.

Since the only shareholders of the Portfolio are the Insurance Companies, no discussion is included here regarding the federal income tax consequences at the Policy owner level. For information concerning the federal tax consequences to you as a purchaser of a Policy, see the prospectus for your Policy.

PAYMENTS TO INSURANCE COMPANIES AND THEIR AFFILIATES

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for the Policies. The Portfolio and its related companies may make payments to a sponsoring Insurance Company (or its affiliates) for distribution and/or other services. These payments may be a factor that the Insurance Company considers in including the Portfolio as an underlying investment option in the Policy and may create a conflict of interest. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

CALVERT VP PORTFOLIOS PROSPECTUS 16

MORE INFORMATION ON FEES AND EXPENSES

MANAGEMENT FEES

Management fees include the advisory fee paid by the Portfolio to the Advisor and the administrative fee paid by the Portfolio to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Portfolio’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of net assets) paid for each Portfolio for the most recent fiscal year are as follows.

Portfolio	Administrative Fee
Calvert VP Small Cap Growth Portfolio	0.05%
Calvert VP Natural Resources	0.10%
Calvert VP Income Portfolio	0.30%
Calvert VP Inflation Protected Plus Portfolio	0.10%
Calvert VP Money Market Portfolio	0.05%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

Expenses of Acquired Funds (certain other pooled investment vehicles) are based on amounts derived from information provided by the Acquired Funds. Total Annual Portfolio Operating Expenses shown in the “Fees and Expenses” table in the Portfolio Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Portfolio to the amounts listed in the table below through April 30, 2013. Only the Board of Directors of the Portfolios may terminate the expense caps before the contractual period expires.

Portfolio	Expense Cap
Calvert VP Small Cap Growth Portfolio	1.04%
Calvert VP Natural Resources Portfolio	0.79%
Calvert VP Income Portfolio	0.85%
Calvert VP Inflation Protected Plus Portfolio	0.79%
Calvert VP Money Market Portfolio	0.40%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursment, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a Policy owner. The Example in the respective Portfolio Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, and taxes. No Portfolio expects to incur a material amount of interest expense in the fiscal year.

Each Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolio’s expenses. Under those circumstances where the Advisor has provided to the Portfolio a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Portfolio Summary. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the “Financial

CALVERT VP PORTFOLIOS PROSPECTUS 17

Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.”

See “Investment Advisor and Subadvisors” in the respective Portfolio’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the Portfolio Summary of the respective Portfolio also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

PRINCIPAL INVESTMENT STRATEGIES FOR CALVERT VP INCOME PORTFOLIO

With a change in rating of a debt security, the Advisor will review the security’s fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor’s relative value approach to investing in all securities. A downgrade/upgrade in a security’s credit quality rating is not an automatic signal to sell/buy that security.

The Portfolio’s investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Portfolio will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor’s opinion, have weakened, when considering credit risk and the overall economic outlook.

FURTHER DESCRIPTION OF INVESTMENT STRATEGIES AND TECHNIQUES

A concise description of each Portfolio’s principal investment strategies and principal risks is under the earlier Portfolio Summary for the respective Portfolio. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Portfolios, along with their associated risks. Each Portfolio has additional non-principal investment policies and restrictions, which are discussed under “Supplemental Information on Investment Policies and Risks” in the respective Portfolio’s SAI.

For certain investment strategies listed, the table below shows a Portfolio’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio’s Annual/Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Portfolios is also provided below.) Calvert VP Natural Resources Portfolio is also not included in this table. The Portfolio invests substantially all of its assets in ETFs and ETNs, and the Portfolio’s principal risks are discussed under the earlier Portfolio Summary.

CALVERT VP PORTFOLIOS PROSPECTUS 18

1 Must be money-market fund eligible under SEC Rule 2a-7.

2 Based on initial margin to establish position.

3 Based on net premium payments.

CALVERT VP PORTFOLIOS PROSPECTUS 19

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Portfolio to have higher portfolio turnover (exceeding 100%) compared to other funds and may translate to higher transaction costs, such as commissions and custodian and settlement fees.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Portfolio may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Portfolio may not be able to achieve its investment objective.	Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are generally stocks selected to track a particular index. ETFs may be used to manage a Portfolio’s cash position consistent with the Portfolio’s applicable benchmark to reduce deviations from the benchmark while enabling the Portfolio to accommodate its need for periodic liquidity.	Risks: Correlation and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks
Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Portfolio’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even
when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.	Risks: Market

Foreign securities. Foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For any Portfolios that may invest in debt, this includes debt instruments denominated in other curren-
cies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Portfolio’s Advisor or Subadvisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Portfolio’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject
to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks
Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

CALVERT VP PORTFOLIOS PROSPECTUS 20

Leveraged Derivative Instruments and Associated Risks
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Portfolio will write call options only if
it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks
Correlation risk	The risk that when a Portfolio “hedges,” two investments may not behave in relation to one another the way portfolio managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Portfolio buys, sells or holds a security denominated in foreign currency, adverse changes in currency exchange rates may cause investment losses when a Portfolio’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Portfolio will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques that tends to magnify the effect of small changes in an index or a market. Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated payments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Portfolio must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Portfolios

Calvert VP Small Cap Growth Portfolio	Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

CALVERT VP PORTFOLIOS PROSPECTUS 21

Calvert VP Income Portfolio

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Authority. The conser- vatorship has no specified termination date.

Calvert VP Income Portfolio

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Portfolio may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements.

Calvert VP Income Portfolio

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to pay- ment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert VP Income Portfolio

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Portfolio may invest in either sponsored or unsponsored ADRs.

Calvert VP Income Portfolio and Calvert Inflation Protected Plus Portfolio

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts.

Calvert VP Inflation Protected Plus Portfolio

Inflation Protected Debt Securities. These are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security issued by the U.S. Treasury adjusts the principal amount for inflation, and interest is paid on the adjusted amount. Other issuers of inflation-protected debt include other U.S. Government agencies or instrumentalities, corporations, and foreign governments. The U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for its inflation-protected debt securities. Other types of inflation-protected securities may use other methods to adjust for infla- tion and other measures of inflation.

Calvert Inflation Protected Plus Portfolio

GDRs. Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Calvert VP Income Portfolio and Calvert VP Money Market Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

CALVERT VP PORTFOLIOS PROSPECTUS 22

Calvert VP Money Market Portfolio

Variable Rate Demand Instruments. Variable rate demand instruments are taxable or tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value plus any accrued interest upon demand. The securities also pay interest at a variable rate, which typically resets on a daily, weekly, or monthly basis. The combination of the demand and rate reset features cause the securities to trade at their face value. Some variable rate demand instruments can have “conditional” liquidity, so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments can have “uncondi- tional” liquidity, so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate without a mandatory tender. The Portfolio treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instru- ments in which the Fund may invest – e.g., “synthetic” variable rate demand instruments – have certain features, such as call features, that make it possible that the Portfolio will realize capital gains.

PORTFOLIO HOLDINGS

Each Portfolio’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Portfolio. Each Portfolio also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC at www.sec.gov.

In addition, Calvert VP Money Market Portfolio discloses month-end portfolio holdings information at www.calvert.com/institutional-fundProfile.html?fund=938&fundOwner=A within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

A description of each Portfolio’s policies and procedures with respect to disclosure of the Portfolio’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Portfolio’s SAI.

MANAGEMENT OF PORTFOLIO INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (“Calvert” or the “Advisor”) 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Portfolios. Calvert provides the Portfolios with investment supervision and management and office space, furnishes executive and other personnel to the Portfolios, and pays the salaries and fees of all Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of March 31, 2012, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12.5 billion in assets under management.

MORE INFORMATION ABOUT THE SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the respective Subadvisor (if any) of each Portfolio, and who is primarily and jointly responsible for the day-to-day management of the Portfolio (each a “Portfolio Manager”). The respective Portfolio’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Portfolio.

Calvert VP Small Cap Growth Portfolio

Eagle Asset Management, Inc. (Eagle), 880 Carillon Parkway, St. Petersburg, FL 33716, serves as the Subadvisor to the Portfolio. Eagle and its affiliates provide a wide range of financial services to retail and institutional clients. Eagle is a wholly-owned, autonomous subsidiary of Raymond James Financial, Inc.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Bert L. Boksen, CFA	Senior Vice President and Managing Director, Eagle	Co-Portfolio Manager

Eric Mintz, CFA	2008 - present: Assistant Portfolio Manager, Eagle	Co-Portfolio Manager
2005 - 2008: Senior Research Analyst, Eagle
1999 - 2005: Vice President of Equity Research, Oakmont Corporation

CALVERT VP PORTFOLIOS PROSPECTUS 23

Calvert VP Natural Resources Portfolio

Summit Investment Advisors, Inc. (“Summit”), 390 North Cotner Blvd., Lincoln, NE 68505, is the investment subadvisor to the Portfolio. Summit, a wholly-owned subsidiary of Ameritas Holding Company (“AHC”), was organized in 1984 under the laws of the State of Nebraska. AHC is a wholly-owned subsidiary of UNIFI Mutual Holding Company (“UNIFI”). Summit is an affiliate of Calvert.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of Summit	Team Leader

D. Scott Keller, CFA	Portfolio Manager of Summit since 2009;	Team Member
Assistant Portfolio Manager of Summit since 2006;
Senior Analyst of Summit prior to 2006.

Ryan D. Johnson, CFA	Equity Analyst of Summit since 2007;	Team Member
Assistant Analyst for Summit prior to 2007.

Calvert VP Income Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Portfolio.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Michael Abramo	Mr. Abramo has been a member of the Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Portfolio in April 2008.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Portfolio in September 2011.	Co-Portfolio Manager

Calvert VP Inflation Protected Plus Portfolio

Summit Investment Advisors, Inc. See above description of Summit Investment Advisors, Inc. under “More Information About the Subadvisors and Portfolio Managers -- Calvert VP Natural Resources Portfolio.”

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary R. Rodmaker, CFA	Managing Director of Summit	Team Leader

D. Scott Keller, CFA	Portfolio Manager for Summit since January 2009; Assistant Portfolio Manager for Summit since April 2006; Senior Analyst for Summit prior to 2006.	Team Member

Calvert and each Portfolio have obtained an exemptive order from the SEC to permit Calvert and the applicable Portfolio, pursuant to approval by the Portfolio’s Board of Directors, to enter into and materially amend contracts with the Portfolio’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Portfolio’s SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio’s average daily net assets. This figure is the total of all advisory fees paid to Calvert. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Portfolio to Calvert.) The advisory fee does not include administrative fees.

CALVERT VP PORTFOLIOS PROSPECTUS 24

Portfolio	Advisory Fee
Calvert VP Small Cap Growth Portfolio	0.85%
Calvert VP Natural Resources Portfolio	0.55%
Calvert VP Income Portfolio	0.40%
Calvert VP Inflation Protected Plus Portfolio	0.50%
Calvert VP Money Market Portfolio	0.20%

________________________________________

A discussion regarding the basis for the approval by the Portfolios’ Board of Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Portfolio is available in the most recent Annual Report of the respective Portfolio covering the fiscal year ended on December 31.

INVESTOR INFORMATION

GENERAL INFORMATION ABOUT THE PORTFOLIOS

The rights of the Insurance Companies as shareholders differ from the rights of a Policy owner which are described in the Policies. The investment return experience of the Portfolio will affect the value of the Policy and the amount of annuity payments or life insurance benefits received under the Policy. Please see your Policy prospectus for a description of the relationship between increases or decreases in the net asset value of Portfolio shares (and any distributions on such shares) and the benefits provided under that Policy.

The Calvert VP Income Portfolio in the Prospectus should not be confused with Calvert Income Fund of The Calvert Fund. The performance of the two portfolios will differ.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Each of Calvert Variable Series, Inc. and Calvert Variable Products, Inc. (each a “Fund”) offers its shares, without sales charge, only for purchase by the Insurance Companies for allocation to their separate accounts (the “Variable Accounts”). Shares are purchased by the Variable Accounts at the net asset value (“NAV”) of a Portfolio next determined after the applicable Insurance Company receives the premium payment. Each Fund continuously offers its shares in the Portfolio at a price equal to the NAV per share. Initial and subsequent payments allocated to the Portfolio are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in a Portfolio, although currently neither the Insurance Companies nor the Funds foresee any such disadvantages to either variable annuity or variable life insurance Policy owners of any Insurance Company. Each Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between such Policy owners and to determine what action, if any, should be taken in response.

The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of the Policies. Redemptions are processed on any day on which a Fund is open for business (each day the New York Stock Exchange (“NYSE”) is open), and are effected at the Portfolio’s NAV next computed after the applicable Insurance Company receives a surrender request in acceptable form. There are some federal holidays, i.e., Columbus Day and Veterans Day, when the NYSE is open and a Fund is open but redemptions cannot be wired because banks are closed.

Payment for redeemed shares will be made promptly, but in no event later than seven days after receiving a redemption request. Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;
(b) the SEC has granted an order to the Fund permitting such suspension; or
(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

The amount received upon redemption of the shares of the Portfolio may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Portfolio. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Portfolio to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

CALVERT VP PORTFOLIOS PROSPECTUS 25

HOW SHARES ARE PRICED

The price of shares is based on the Portfolio’s NAV. The NAV is computed by adding the value of the Portfolio’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). The Portfolio is open for business each day the NYSE is open.

If the Portfolio holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed, it does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Portfolio’s shares may change on days when you will not be able to invest in or redeem shares of the Portfolio.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by Calvert VP Money Market Portfolio are valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share. Valuation techniques used to value the other Portfolios’ investments by major category are as follows:

• Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price.

• Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating-rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing, which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing, which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value.

• Exchange-traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Under the oversight of the Board of Directors, and pursuant to the Portfolio’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

MARKET TIMING POLICY

In general, the Portfolios are designed for long-term investment and not as a frequent or short-term trading (“market timing”) vehicle. Neither Fund accommodates frequent purchases and redemptions of Portfolio shares. Accordingly, each Fund’s Board of Directors has adopted policies and procedures in an effort to detect and prevent market timing in each Portfolio. Each Board believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of Calvert and the Subadvisor, if any, to implement a Portfolio’s investment strategies. In addition, market timing can disrupt the management of a Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all

CALVERT VP PORTFOLIOS PROSPECTUS 26

shareholders. This in turn can have an adverse effect on performance. Each Fund or the distributor at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of the Portfolios through a financial intermediary which has adopted market timing policies that differ from the market timing policies adopted by a Fund’s Board of Directors. In formulating their market timing policies, these financial intermediaries may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the minimum holding period or the applicability of trading blocks. Accordingly, the market timing policies adopted by a financial intermediary may be quite dissimilar from the policies adopted by the Fund’s Board of Directors. Each Board of Directors has authorized Fund management to defer to the market timing policies of any financial intermediary that distributes shares of the Portfolios through an omnibus account if the financial intermediary’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the financial intermediary through which the shareholder holds Portfolio shares has been authorized by Fund management to apply its own market timing policies in lieu of the policies adopted by the Fund’s Board of Directors. In the event of any such authorization, shareholders should contact the financial intermediary through which the Portfolio shares are held for more information on the market timing policies that apply to those shares.

Portfolio shares are generally held through insurance company separate accounts. The Portfolios are available as an investment option under a number of different variable insurance products. Calvert monitors cashflows of the Portfolios to help detect market timing.

Owners of these variable insurance products transfer value among subaccounts of the insurance company separate accounts by contacting the Insurance Companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among subaccounts is governed by a contract between the Insurance Company and such owner. Many of the Policies do not limit the number of transfers among the available underlying funds that a Policy owner may make. The terms of these contracts, the presence of financial intermediaries (including the Insurance Companies) between the Fund and Policy owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Fund’s ability to detect and deter market timing. Although a Fund has adopted policies and procedures to detect and prevent market timing in the Portfolios, because of the unlimited number of transfers permitted under some Policies, some Policy owners could engage in more frequent trading than others.

Calvert expects all financial intermediaries that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Portfolios. Calvert will seek full cooperation from the financial intermediary maintaining the account to identify any underlying participant suspected of market timing. Calvert expects such intermediary to take immediate action to stop any further market timing activity in the Portfolios by such participant(s) or plan, or else the affected Portfolio(s) will be withdrawn as an investment option for that account.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only), including any purchase or exchange offer accepted by any Policy owner’s financial intermediary. Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and the distributor may modify any terms or conditions of purchase of Portfolio shares (upon prior notice), or withdraw all or any part of the offering made by this Prospectus.

DIVIDENDS AND DISTRIBUTIONS

It is the Funds’ intention to distribute substantially all of each Portfolio’s net investment income, if any, on an annual basis. For dividend purposes, net investment income of a Portfolio consists of interest income and dividends declared and paid on investments, less expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are made to the Insurance Companies, not Policy owners, and are reinvested in additional shares of the applicable Portfolio at NAV rather than cash.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five (5) fiscal years. Each Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions), and does not reflect any charges or expenses deducted by the Insurance Companies. If these charges and expenses were included, the total return would be lower. The information has been derived from the Portfolio’s financial statements, which were audited by KPMG LLP; for Calvert VP Natural Resources Portfolio and Calvert VP Inflation Protected Plus Portfolio, the year ended December 31, 2007 was audited by another auditor. KPMG’s report, along with a Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

CALVERT VP PORTFOLIOS PROSPECTUS 27

CALVERT VP SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010 (z)	2009
Net asset value, beginning	$43.66	$31.75	$23.58
Income from investment operations:
Net investment income (loss)	(.31)	(.18)	.03
Net realized and unrealized gain (loss)	(.57)	12.09	8.16
Total from investment operations	(.88)	11.91	8.19
Distibutions from:
Net investment income	—	—	(.02)
Total distributions	—	—	(.02)
Total increase (decrease) in net asset value	(.88)	11.91	8.17
Net asset value, ending	$42.78	$43.66	$31.75

Total return*	(2.02%)	37.51%	34.73%
Ratios to average net assets: A
Net investment income (loss)	(.64%)	(.53%)	.11%
Total expenses	1.16%	1.17%	1.14%
Expenses before offsets	1.01%	1.00%	1.00%
Net expenses	1.01%	1.00%	1.00%
Portfolio turnover	39%	49%	63%
Net assets, ending (in thousands)	$23,555	$27,716	$35,934

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$37.43	$33.48
Income from investment operations:
Net investment income (loss)		(.12)	(.25)
Net realized and unrealized gain (loss)		(13.73)	4.20
Total from investment operations		(13.85)	3.95
Total increase (decrease) in net asset value		(13.85)	3.95
Net asset value, ending		$23.58	$37.43

Total return*		(37.00%)	11.80%
Ratios to average net assets: A
Net investment income (loss)		(.36%)	(.69%)
Total expenses		1.15%	1.10%
Expenses before offsets		1.00%	1.02%
Net expenses		1.00%	1.00%
Portfolio turnover		66%	60%
Net assets, ending (in thousands)		$25,658	$43,181

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 28

CALVERT VP NATURAL RESOURCES PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010 (z)	2009 (z)
Net asset value, beginning	$55.64	$47.61	$36.42
Income from investment operations:
Net investment income	.10	.47	.08
Net realized and unrealized gain (loss)	(5.74)	7.73	11.22
Total from investment operations	(5.64)	8.20	11.30
Distributions from:
Net investment income	(.16)	(.17)	(.11)
Total distributions	(.16)	(.17)	(.11)
Total increase (decrease) in net asset value	(5.80)	8.03	11.19
Net asset value, ending	$49.84	$55.64	$47.61

Total return*	(10.13%)	17.22%	31.04%
Ratios to average net assets: A,B
Net investment income	.29%	.98%	.20%
Total expenses	.84%	.87%	.90%
Expenses before offsets	.76%	.75%	.75%
Net expenses	.76%	.75%	.75%
Portfolio turnover	28%	30%	35%
Net assets, ending (in thousands)	$48,746	$42,368	$17,369

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, beginning		$60.90	$49.98
Income from investment operations:
Net investment income		.10	.10
Net realized and unrealized gain (loss)		(24.46)	10.82
Total from investment operations		(24.36)	10.92
Distributions from:
Net investment income		(.12)	—
Total distributions		(.12)	—
Total increase (decrease) in net asset value		(24.48)	10.92
Net asset value, ending		$36.42	$60.90

Total return*		(40.03%)	21.85%
Ratios to average net assets: A,B
Net investment income		.40%	.23%
Total expenses		1.38%	6.33%
Expenses before offsets		.75%	.75%
Net expenses		.75%	.75%
Portfolio turnover		101%	28%
Net assets, ending (in thousands)		$7,674	$1,255

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 29

CALVERT VP INCOME PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, beginning	$15.82	$15.35	$13.40
Income from investment operations:
Net investment income	.68	.74	.86
Net realized and unrealized gain (loss)	(.06)	.46	1.93
Total from investment operations	.62	1.20	2.79
Distributions from:
Net investment income	(.69)	(.73)	(.84)
Total distributions	(.69)	(.73)	(.84)
Total increase (decrease) in net asset value	(.07)	.47	1.95
Net asset value, ending	$15.75	$15.82	$15.35

Total return*	3.91%	7.80%	20.86%
Ratios to average net assets: A
Net investment income	3.50%	4.10%	4.56%
Total expenses	1.02%	.92%	.94%
Expenses before offsets	.82%	.81%	.81%
Net expenses	.82%	.81%	.81%
Portfolio turnover	175%	172%	268%
Net assets, ending (in thousands)	$40,727	$53,750	$60,916

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31
		2008	2007
Net asset value, beginning		$16.02	$16.02
Income from investment operations:
Net investment income		.71	.73
Net realized and unrealized gain (loss)		(2.57)	.06
Total from investment operations		(1.86)	.79
Distributions from:
Net investment income		(.76)	(.73)
Net realized gain		—	(.06)
Total distributions		(.76)	(.79)
Total increase (decrease) in net asset value		(2.62)	—
Net asset value, ending		$13.40	$16.02

Total return*		(11.59%)	4.94%
Ratios to average net assets: A
Net investment income		5.49%	4.93%
Total expenses		.88%	.87%
Expenses before offsets		.88%	.87%
Net expenses		.86%	.84%
Portfolio turnover		279%	317%
Net assets, ending (in thousands)		$80,710	$78,882

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 30

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011 (z)	2010	2009
Net asset value, beginning	$54.84	$53.29	$49.69
Income from investment operations:
Net investment income	1.42	1.23	.22
Net realized and unrealized gain (loss)	4.29	2.13	3.57
Total from investment operations	5.71	3.36	3.79
Distributions from:
Net investment income	(1.07)	(1.13)	(.19)
Net realized gains	(.45)	(.68)	—
Total distributions	(1.52)	(1.81)	(.19)
Total increase (decrease) in net asset value	4.19	1.55	3.60
Net asset value, ending	$59.03	$54.84	$53.29

Total return*	10.41%	6.33%	7.62%
Ratios to average net assets: A
Net investment income	2.45%	1.96%	.57%
Total expenses	.79%	.82%	.81%
Expenses before offsets	.77%	.75%	.75%
Net expenses	.77%	.75%	.75%
Portfolio turnover	38%	96%	123%
Net assets, ending (in thousands)	$62,391	$29,773	$35,525

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008 (z)	2007
Net asset value, beginning		$53.00	$50.09
Income from investment operations:
Net investment income		1.35	2.64
Net realized and unrealized gain (loss)		(2.47)	2.59
Total from investment operations		(1.12)	5.23
Distributions from:
Net investment income		(1.37)	(2.32)
Return of capital		(.82)	—
Total distributions		(2.19)	(2.32)
Total increase (decrease) in net asset value		(3.31)	2.91
Net asset value, ending		$49.69	$53.00

Total return*		(2.33%)	10.80%
Ratios to average net assets: A
Net investment income		2.59%	5.19%
Total expenses		1.25%	5.27%
Expenses before offsets		.75%	.75%
Net expenses		.75%	.75%
Portfolio turnover		56%	8%
Net assets, ending (in thousands)		$17,492	$1,157

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 31

CALVERT VP MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

	YEARS ENDED
	DECEMBER 31,	DECEMBER 31,	DECEMBER 31,
	2011	2010	2009
Net asset value, at beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	.0001	.001	.009
Total from investment operations	.0001	.001	.009
Distributions from:
Net investment income	(.0001)	(.001)	(.009)
Net realized gain	—	**	—
Total distributions	(.0001)	(.001)	(.009)
Total increase (decrease) in net asset value	—	—	—
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.10%	.89%
Ratios to average net assets: A
Net investment income	.01%	.09%	.92%
Total expenses	.41%	.38%	.39%
Expenses before offsets	.27%	.36%	.36%
Net expenses	.27%	.36%	.36%
Net assets, ending (in thousands)	$79,912	$84,913	$99,299

		YEARS ENDED
		DECEMBER 31,	DECEMBER 31,
		2008	2007
Net asset value, at beginning		$1.00	$1.00
Income from investment operations:
Net investment income		.030	.049
Total from investment operations		.030	.049
Distributions from:
Net investment income		(.030)	(.049)
Total distributions		(.030)	(.049)
Total increase (decrease) in net asset value		—	—
Net asset value, ending		$1.00	$1.00

Total return*		3.01%	5.05%
Ratios to average net assets: A
Net investment income		2.97%	4.94%
Total expenses		.37%	.38%
Expenses before offsets		.37%	.37%
Net expenses		.36%	.36%
Net assets, ending (in thousands)		$145,500	$100,005

See notes to financial highlights.

CALVERT VP PORTFOLIOS PROSPECTUS 32

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

B	Amounts do not include the activity of the underlying funds.
(z)	Per share figures are calculated using the average shares method.
*	Total return is not annualized for periods less than one year.
**	Distribution was less than $.001 per share.

CALVERT VP PORTFOLIOS PROSPECTUS 33

For investors who want more information about the Portfolios, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to shareholders. In each Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Portfolio provides more detailed information about the Portfolio, including a description of each Portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Portfolio is incorporated into this Prospectus by reference, which means it is legally considered to be part of this Prospectus.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Portfolios by contacting your financial professional, or the Portfolios at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Portfolio also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about a Portfolio (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-03591 Calvert Variable Series, Inc. (Calvert VP Small Cap Growth Portfolio, Calvert VP Income Portfolio and Calvert VP Money Market Portfolio)

No. 811-04000 Calvert Variable Products, Inc. (Calvert VP Natural Resources Portfolio and Calvert VP Inflation Protected Plus Portfolio)

Printed on recycled paper using soy inks

Calvert Variable Products ("VP") Portfolios                                                                                                   Calvert Investments®

                                                                                                                                                                                  A UNIFI Company

Calvert Variable Series, Inc.

Calvert VP SRI Strategic Portfolio ("Strategic")

Calvert VP Small Cap Growth Portfolio ("Small Cap Growth")

Calvert VP Money Market Portfolio ("Money Market")

4550 Montgomery Avenue, Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2012

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Prospectus of the applicable Portfolio (collectively, the "Portfolios") of Calvert Variable Series, Inc. (the "Fund"), dated April 30, 2012.  Each Portfolio’s audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI.  Each Portfolio’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the respective Portfolio at the above address, calling the Portfolio at 800-368-2748, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Investment Policies and Risks	2
Additional Risk Disclosure	13
Investment Restrictions	13
Dividends, Distributions, and Taxes	18
Net Asset Value	18
Calculation of Yield and Total Return	18
Purchase and Redemption of Shares	19
Directors and Officers	20
Investment Advisor and Subadvisors	26
Portfolio Manager Disclosure	27
Administrative Services Agent	32
Method of Distribution	32
Transfer and Shareholder Servicing Agents	33
Portfolio Transactions	33
Portfolio Holdings Disclosure	35
Personal Securities Transactions	37
Proxy Voting Disclosure	37
Process for Delivering Shareholder Communications to the Board of Directors	38
Independent Registered Public Accounting Firm and Custodian	38
General Information	38
Control Persons and Principal Holders of Securities	39
Fund Service Providers	41
Appendix A -- Global Proxy Voting Guidelines
Appendix B -- Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following supplemental discussion of investment policies and risks applies to each of the Portfolios, unless otherwise noted.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. A Portfolio may purchase foreign securities directly, on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  The Portfolios may also invest in American Depositary Receipts ("ADRs") and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts ("GDRs"). ADRs are United States ("U.S.") dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored.  The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Portfolio may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when a Portfolio changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

                U.S. Government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Emerging Market Securities (Not applicable to Money Market)

Investing in emerging markets and in particular, in those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. A Portfolio  defines an emerging market as any country (other than the U.S. or Canada) that is not included in the MSCI Europe, Australasia, Far East ("EAFE") (Standard) Index. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.  Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy or political instability.  Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Variable Rate Obligations and Demand Notes

                Money Market may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Variable rate obligations can have an interest rate fixed to a known lending rate, such as the LIBOR Index or SIFMA Index, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in the Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio’s investments.

2

The Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the paying agent and/or dealer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Foreign Money Market Instruments

                 Money Market may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. It is an operating (i.e., nonfundamental) policy of  Money Market that it may invest only in foreign money market instruments if they are of comparable quality to the obligations of domestic banks. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

Forward Foreign Currency Contracts (Not applicable to Money Market)

                Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since a Portfolio may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of a Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. Strategic  may also use foreign currency options and futures.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

                A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio's Advisor or Subadvisor may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

                Second, a Portfolio may have exposure to a particular foreign currency from the securities it holds and the Advisor and/or Subadvisor of that Portfolio may anticipate a substantial decline in the value of that currency against the U.S. dollar. The precise matching of the forward foreign currency contract amounts and the value of the affected securities will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements  is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Small-Cap Issuers (Not applicable to Money Market)

                The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of ownership by company insiders.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies, or the market averages in general.

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The small-cap issuers in which Small Cap Growth invests may include some micro-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Therefore, this Portfolio may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

 Mid-Cap Issuers (Not applicable to Money Market)

                The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Large-Cap Issuers (Not applicable to Money Market)

Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small- and mid-cap companies, large-cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.

Temporary Defensive Positions (Not applicable to Money Market)

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. Cash equivalents include instruments such as, but are not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements.

The Portfolios may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

The Portfolios’ investments in temporary defensive positions are generally not  insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

Repurchase Agreements

                There is no percentage limit on the amount of Money Market’s net assets that may be represented by repurchase agreements.  Each other Portfolio may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which a Portfolio buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Portfolio engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. To limit this risk, a Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, a Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security.

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While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

                Each of the Portfolios may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. Each Portfolio intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Portfolio plans to invest the proceeds exceeds the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Portfolios do not intend to borrow for leverage purposes. A Portfolio will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

                The use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreement, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors.

U.S. Government-Sponsored Obligations

                The Portfolios may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

                In September 2008, the Federal Housing Finance Agency ("FHFA") placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

It is not known when or how the conservatorships will be terminated or what changes to FNMA and FHLMC’s business structures will be made during or following the termination of the conservatorships.  However, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of FNMA and FHLMC or the privatization of such firms.  On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provides that the Obama Administration will work with FHFA to determine the best way to responsibly reduce FNMA’s and FHLMC’s role in the market and ultimately wind down both firms.

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U.S. Government-Backed Obligations

                The Portfolios may invest in U.S. Treasury obligations, Ginnie Maes and other U.S. Government-backed obligations.

                U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

Other U.S. Government Obligations. The Portfolios may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Below-Investment Grade, High-Yield Debt Securities (Not applicable to Money Market)

                Below-investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor’s Ratings Services ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  Each Portfolio considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality as determined by the Advisor or Subadvisor. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

                The quality limitation set forth in a Portfolio’s investment policy is determined immediately after the Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Short-Term Instruments

The Portfolios may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor or Subadvisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Portfolio; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Illiquid Securities

                    Each Portfolio may not invest more than 10% (or in the case of Money Market, 5%) of the value of its net assets in securities that at the time of the purchase are illiquid. The Advisor will monitor the amount of illiquid securities in a Portfolio, under the supervision of the Board, to ensure compliance with the Portfolio's investment restrictions.

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                    Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of the securities, and the Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

                    Notwithstanding the above, each Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act. This rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the Securities Act. If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the limit on illiquid investments. The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities. The Board retains sufficient oversight and is ultimately responsible for the determinations.

                    Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund's Board.

Exchange-Traded Funds ("ETFs")

                ETFs are shares of unit investment trusts or, more commonly, other investment companies that can be traded in the secondary market (e.g., on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset value ("NAV"), ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated NAV.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

A Portfolio (other than Money Market) may purchase shares of ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the Portfolio’s applicable benchmark. For example, an ETF may be purchased if the Portfolio has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the Portfolio should receive a large redemption request, the Portfolio could sell some or all of an ETF position to lessen the exposure to the market and generate cash to cover redemptions.  The sustainable and socially responsible investment criteria of Strategic will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF. Accordingly, the Portfolio could have indirect exposure to a company that does not meet the Portfolio’s sustainable and socially responsible investment criteria and that could therefore not be purchased directly by the Portfolio.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable sustainable and socially responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of any Portfolio and (iii) will be used principally to help reduce deviations from the applicable Portfolio’s benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their NAV, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Portfolios.  Therefore, a Portfolio's purchase of an ETF results in the layering of expenses, such that Portfolio shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

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Derivatives (Not applicable to Money Market)

A Portfolio may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. A Portfolio can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Portfolio’s securities holdings. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts (Not applicable to Money Market)

                Each Portfolio may purchase put and call options on securities and may employ a variety of option combinations using long options positions.  In addition, Strategic may write covered call options and secured put options on securities which are consistent with the Portfolio’s investment objective, strategies and policies, and which meet the Portfolio’s sustainable and socially responsible investment criteria (and may employ a variety of option combination strategies using short options positions).  Strategic and Small Cap Growth may also engage in the purchase and sale of futures contracts and may purchase put or call options and write secured put options and covered call options on such contracts.  The use of options and futures by those Portfolios identified above is described more fully below. References in this section below to "Portfolio" include only those Portfolios authorized to engage in options and futures transactions as set forth above in this paragraph.

                Each Portfolio may engage in such transactions only for hedging purposes, including hedging of its cash position. It may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may only be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by a Portfolio for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

                Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options.  Each Portfolio will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Portfolio may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which it intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  Each Portfolio may purchase securities by exercising a call option solely on the basis of considerations consistent with its investment objectives and policies.

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                Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Portfolio may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   Each Portfolio may write certain types of options.  Writing options means that the Portfolio is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Portfolios may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed "covered" if the Portfolio owns the security.  A put option is deemed "secured" if the Portfolio Fund has segregated cash or securities having an aggregate value equal to the total purchase price it will have to pay if the put option is exercised.

Call Options.   A Portfolio that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the Portfolio is obligated to sell that security at the exercise price, this strategy also limits its ability to benefit from an increase in the price of the security above the exercise price.

A Portfolio may write covered call options on securities.  This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying security.  The Portfolio may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Portfolio and thus reduce declines in its NAV per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option. The Portfolio's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Portfolio has not entered into a closing purchase transaction. When a Portfolio writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.    A Portfolio that writes a put option on a security will receive the option premium (less any commission), which effectively reduces its acquisition cost for that security.  A Portfolio that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Portfolio with a partial buffer against a price increase, while providing it with an opportunity to acquire the security at the lower exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price). Accordingly, this strategy may result in unexpected losses if the option is exercised against the Portfolio at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

Each Portfolio may only write secured put options, which requires it to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Portfolio will have to segregate additional assets.  When a Portfolio writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

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                A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Portfolio against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if a Portfolio held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options.   A Portfolio may purchase and write put and call options in standard contracts traded on national securities exchanges (on securities of issuers which meet Strategic’s sustainable and socially responsible investment criteria) and on foreign currencies.  Options exchanges may provide liquidity in the secondary market. Although a Portfolio intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent a Portfolio from closing an options position, which could impair its ability to hedge effectively. The inability to close out a written option position may have an adverse effect on a Portfolio’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Over-the-Counter ("OTC") Options. Each Portfolio may invest in OTC options.  OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

                A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a Portfolio has written a covered call option and is unable to effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the segregated securities that secure the put to raise cash for other investment purposes so long as it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to OTC options.

Futures Transactions.  A Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor and/or Subadvisor, such a position acts as a hedge.  A Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

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                Each Portfolio can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

                Futures contracts are designed by boards of trade which are designated "contracts markets" by the Community Futures Trading Commission ("CFTC"). As series of a registered investment company, the Portfolios are currently eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. On February 9, 2012, the CFTC adopted amendments to its rules that, upon effectiveness, may affect the Portfolios’ ability to continue to claim this exclusion. Under the amended CFTC rules, a Portfolio claiming the exclusion would be limited in its ability to use certain derivatives, such as futures, certain options, and swaps, after the effectiveness of the amended rules. If a Portfolio’s use of derivatives would prevent it from claiming the exclusion, then the Advisor and/or the Subadvisor would be subject to registration and regulation in its capacity as the Portfolio’s commodity pool operator, and the Portfolio would be subject to regulation under the Commodity Exchange Act. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.    Each Portfolio may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Portfolios may also enter into closing transactions with respect to such options to terminate an existing position.

Each Portfolio may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Foreign Currency Futures Transactions. Each Portfolio may use foreign currency futures contracts and options on such futures contracts.  See also "Foreign Currency Options" above.  Through the purchase or sale of these contracts and options, a Portfolio may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See "Forward Foreign Currency Contracts."

                Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.

Additional Risks of Options and Futures Contracts.  If a Portfolio has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the securities held by the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

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                A Portfolio can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent a Portfolio from closing a futures position or an option on a futures contract, which could require it to make daily margin payments in the event of adverse price movements. If a Portfolio cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

                Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet Strategic’s sustainable and socially responsible investment criteria, any such hedge position taken by Strategic  will not constitute a direct ownership interest in the underlying securities.

Lending Portfolio Securities

The Portfolios  may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the aggregate value of the securities loaned by a Portfolio will not exceed 33 1/3% of a Portfolio’s total assets. However, the Portfolios do not currently intend to lend their portfolio securities.

Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Portfolios  must be able to terminate any such loan upon notice at any time. A Portfolio  will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of a securities loan is that the Portfolio  continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Portfolio's investment objective, policies and restrictions.

                Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Portfolio  will make loans of its portfolio securities only to those firms the Advisor and/or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Portfolio. The Portfolio  will recognize any gain or loss in the market value of the securities during the loan period. The Portfolio  may pay reasonable custodial fees in connection with the loan.

Concentration Risk (Applies to Money Market only)

Money Market will concentrate its investments (that is, invest more than 25% of its total assets) in the financial services industry. The Portfolio’s concentration in financial services companies may present more risks than would be the case with funds that invest more broadly in numerous industries and sectors of the economy. A downturn in financial services companies would have a larger impact on the Portfolio than on a fund that does not concentrate in this sector. Financial services companies can be significantly affected by the supply of and demand for specific financial products and services, the price of those products and services, capital investment, government regulation, world events and economic conditions. Financial services companies also can be significantly affected by events relating to international political developments, interest rates, and tax and government regulations. From time to time, the performance of securities of financial services companies will lag the performance of securities of companies in other sectors or the broader market as a whole.

Warrants (Not applicable to Money Market)

Each Portfolio may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to perpetuity. However, most warrants have expiration dates after which they are worthless.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

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Real Estate Investment Trusts (Not applicable to Money Market)

Each Portfolio may make investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and to maintain exemption from the Investment Company Act of 1940, as amended.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

Since 2008 the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest.  During periods of extreme market volatility, prices of securities held by the Portfolios may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Portfolios could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

This instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated. Such legislation or regulation could limit or preclude the Portfolios’ ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

                Reference to the "1940 Act" means the Investment Company Act of 1940, as amended.

Strategic Portfolio

                The Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio, as defined under the 1940 Act. The Portfolio may not:

1.     With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

2.     Issue senior securities, except as permitted under the 1940 Act.

3.     Borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements, in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

4.     Underwrite any issue of securities (except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities).

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5.     Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6.     Purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7.     Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.     Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.  For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1.     The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2.     The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3.     The Portfolio may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party.  The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

4.     The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

5.     The Portfolio does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Portfolio's limitations on investments in illiquid securities.

6.     The Portfolio does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or                       (b) purchase or retain securities issued by other open-end investment companies.  Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

7.     The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

8.     The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio’s net assets.  Included in that amount, but not to exceed 2% of the Portfolio’s net assets, may be warrants that are not listed on the New York Stock Exchange or the NYSE Amex LLC (formerly, the American Stock Exchange).  Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

9.     The Portfolio does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

10.   The Portfolio does not currently intend to purchase the securities of any issuer if those officers and Directors of the Fund and those officers and directors of the Advisor or Subadvisor who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

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Small Cap Growth Portfolio

                The Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio, as defined under the 1940 Act. The Portfolio may not:

1.        Purchase the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this limitation.

2.        Purchase more than 10% of the voting securities of any one issuer or more than 10% of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3.        Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4.        Borrow money, except that the Portfolio may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300% with respect to all borrowings.

5.        Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6.        Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7.        Make loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.  For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

8.        Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9.        Purchase any securities that would cause more than 25% of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there shall be no limit on the purchase of U.S. Government securities.

10.     Invest in commodities.

11.     Invest more than 10% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12.     Issue senior securities.

                The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The Portfolio may not:

1.        Under normal circumstances, invest less than 80% of its net assets in the common stock of small-cap companies.

2.        Purchase or sell real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

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3.        Write or sell puts, calls, straddles, spreads or combinations thereof.

4.        Invest in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

5.        Purchase any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

6.        Make investments for the purpose of exercising control or management.

7.        Invest in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed 5% of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

8.        Purchase or retain the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund, Advisor or Subadvisor individually owns more than 5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

With respect to Nonfundamental Investment Restriction No. 1, the Portfolio will provide shareholders with at least 60 days’ notice before changing its 80% policy.

Money Market Portfolio

                The Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio, as defined under the 1940 Act. The Portfolio may not:

1.        Purchase the securities of any issuer if, as a result, the Portfolio would not comply with any applicable diversification requirements for a money market fund under the 1940 Act and the rules thereunder, as such may be amended from time to time.

2.        Issue senior securities.

3.        Borrow money, except that the Portfolio may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

4.        Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.        Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio will invest more than 25% of its total assets in the financial services industry.

6.        Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7.        Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

8.        Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.  For purposes of this investment restriction, the Portfolio considers a "loan" to be a "loan of money."

9.        Invest in companies for the purpose of exercising control or management.

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The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1.        The Portfolio does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other money market funds) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer, provided that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days.

2.        The Portfolio does not currently intend to sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.  Short sales will be "covered" with an equivalent amount of high quality, liquid securities. Transactions in futures contracts and options are not deemed to constitute selling securities short.

3.        The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.        The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Advisor, the Subadvisor, if any, or an affiliate serves as investment advisor or (b) by engaging in reverse repurchase agreements with any party. The Portfolio will not borrow from other funds advised by the Advisor, the Subadvisor, if any, or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 33 1/3% of the Portfolio's total assets.

5.        The Portfolio does not currently intend to purchase any security if, as a result, more than 5% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

6.        The Portfolio does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

7.        The Portfolio does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the Portfolio's net assets) to a registered investment company or portfolio for which the Advisor, the Subadvisor, if any, or an affiliate serves as investment advisor. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

8.        The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

With respect to Nonfundamental Investment Restriction No. 1, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

With respect to Nonfundamental Investment Restriction No. 5, if through a change in values, net assets, or other circumstances, the Portfolio was in a position where more than 5% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

                With respect to each Portfolio, any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

Under current law a diversified investment company, with respect to 75% of its assets, can invest no more than 5% of its assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more in the securities of issuers primarily engaged in any one industry.

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Under current law, a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

                Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation at the Portfolio level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio's net investment income or realized net capital gains are normally paid once a year (distributions of net investment income are paid by Money Market monthly). However, the Portfolios do not intend to make any distributions from realized net capital gains unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of December 31, 2011 were as follows:

Strategic	$8,260,568
Small Cap Growth	$674,238
Money Market	$0

                Since the shareholders of the Portfolios are Insurance Companies, this SAI does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

NET ASSET VALUE

                Shares of each Portfolio are issued and redeemed at the NAV per share of the Portfolio. Each Portfolio’s NAV per share is determined by dividing that Portfolio’s total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding. Expenses are accrued daily, including the investment advisory fee. Money Market attempts to maintain a constant NAV of $1.00 per share. The NAVs of Strategic and Small Cap Growth fluctuate based on the respective market value of the Portfolio's investments. The NAV per share of each of the Portfolios is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time).  The Portfolios do not determine NAV on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                In calculating NAV, each Portfolio (other than Money Market) follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as "trade date plus one" or "T + 1 accounting".  Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following trade date, as permitted by applicable law.  Security transactions for money market instruments are recorded on the trade date.

Money Market’s assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Money Market):

                From time to time Money Market advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of Money Market refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the NAV per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. Money Market’s "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

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Effective yield = [(base period return) + 1]365/7 - 1

                The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

For the seven-day period ended December 31, 2011, Money Market's yield was 0.01% and its effective yield was 0.01%.

                The yield of Money Market will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Portfolio's performance in meeting its investment objective.

Total Return and Other Quotations:

                The Portfolios may each advertise "total return." Total return differs from yield in that yield figures measure only the income component of a Portfolio’s investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period.  Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

                Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods at the end of such periods (or portions thereof if applicable).  Total return is historical in nature and is not intended to indicate future performance.

                Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio's Prospectus.

                Total return, like yield and NAV per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemption of Portfolio shares are effected only through the separate accounts of Insurance Companies. The Portfolio will be deemed to have received a purchase or redemption order when the applicable Insurance Company receives the order in good order. The customer orders will be priced at the Portfolio's NAV next computed after they are received by the Insurance Company.

The Portfolios have no  arrangement with any person to permit frequent purchases and redemptions of Portfolio shares.

Each Portfolio has filed a notice of election under Rule 18f-1 with the SEC. The notice states that the Portfolio may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Portfolio, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

                See the Prospectuses for additional details on purchases and redemptions.

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Directors and Officers

                The Board of Directors supervises each Portfolio's activities and reviews its contracts with companies that provide it with services.  Business information about the Directors and Officers as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Independent Directors  refers to those Directors  who are not "interested persons" as that term is defined in the 1940 Act and the rules thereunder.

	Position	Position		# of Calvert	Other Directorships
Name &	with	Start	Principal Occupation	Portfolios	During Last
Age	Fund	Date	During Last 5 Years	Overseen	5 Years
Independent Directors
FRANK H. BLATZ, JR., Esq. AGE: 76	Director	1982	Of counsel to firm of Schiller & Pittenger, P.C.	16	None
ALICE GRESHAM BULLOCK AGE: 61	Director	1999	Professor at Howard University School of Law. She is former Dean of Howard University School of Law and Deputy Director of the Association of American Law Schools.	18	None

M. CHARITO KRUVANT

AGE: 66	Director	1999	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	• Acacia Federal Savings Bank • Summit Foundation • WETA Public Broadcasting
CYNTHIA MILLIGAN AGE: 65	Director	1999	Dean Emeritus (as of May 2009), College of Business Administration, University of Nebraska, Lincoln. She is the former President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	18	• Wells Fargo Company- NYSE • Gallup, Inc. • W.K. Kellogg Foundation • Raven Industries - NASDAQ • Colonial Williamsburg Foundation • Prison Fellowship Ministries Foundation

ARTHUR J. PUGH

AGE: 74	Director	1982	Retired executive.	16	• Acacia Federal Savings Bank (through 2009)
Interested Directors
BARBARA J. KRUMSIEK* AGE: 59	Director & Chairperson	1997	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	43	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) (through 4/29/12) • Griffin Realty Corp.
WILLIAM LESTER* AGE: 54	Director & President	2004	As of May 2009, Executive Vice President Finance/Investments and Corporate Treasurer of UNIFI Companies. Mr. Lester also continues to serve as President and Chair of Summit Investment Advisors, Inc.	16	• Acacia Federal Savings Bank • Summit Investment Advisors, Inc. • Ameritas Investment Corp.
	Position	Position	Principal Occupation During Last 5 Years
Name &	with	Start
Age	Fund	Date
Officers

MICHAEL T. ABRAMO

AGE: 38	Vice President	2011	Vice President of Calvert Investment Management, Inc. (the "Advisor") (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.

KAREN BECKER

AGE: 59

	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds and Head of the Securities Operations Department for the Advisor.
SUSAN walker Bender, Esq. AGE: 53	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS A. DAILEY AGE: 47	Vice President	2004	Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds.
MATTHEW DUCH Age: 36	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 43	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 47	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 38	Assistant Secretary	2004	Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA AGE: 47	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 55	Assistant Secretary	2007	Assistant Secretary and Regulatory Matters Manager of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 49	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Assistant General Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL, Esq. AGE: 59	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Investments, Inc.
JAMES R. McGLYNN, CFA AGE: 52	Vice President	2009	Senior Vice President of the Advisor. Prior to joining Calvert in December 2008, Mr. McGlynn was the large cap value manager of Summit Investment Partners.
ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 56	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer –Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE A. TRUNOW AGE: 44	Vice President	2008

Senior Vice President of the Advisor, and Chief Investment Officer –Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. Wolfsheimer, CPA AGE: 59	Treasurer	1982	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 50	Fund Controller	1999	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.
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*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund’s Advisor and certain affiliates. Mr. Lester is an interested person of the Fund since he is an Officer of the parent company of the Fund’s Advisor.

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The address of Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of March 31, 2012, Directors and Officers as a group own less than 1% of each Portfolio’s outstanding shares.

Additional Information about the Directors

The Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion. The Board of Directors has also considered the contributions that each Director can make to the Board and the Portfolios. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director: Mr. Blatz, legal experience; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Kruvant, experience as a chief executive officer of a private company and experience as a board member of various organizations; Ms. Milligan, academic leadership experience, experience as a chief executive officer of a private company, and experience as a board member of various organizations; Mr. Pugh, experience as a business executive and experience as a board member of a bank; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Lester, experience as a chief executive officer of an investment management firm.  References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on the Board by reason thereof.

Board Structure

The Board of Directors is responsible for overseeing the management and operations of the Fund and the Portfolios.  The Board consists of five Independent Directors and two Directors who are interested persons of the Fund.  Barbara J. Krumsiek, who is an interested person of the Fund, serves as Chairperson of the Board.

The Board of Directors has two standing committees: the Governance Committee and the Audit Committee.  Each of the Governance and Audit Committees is chaired by an Independent Director and composed of all of the Independent Directors. Although the Board has not designated a lead independent director, the Chair of the Governance Committee acts as a liaison between Fund management and the Independent Directors.  In addition, the Chairs of the Governance Committee and Audit Committee work with Fund management in formulating agendas for Board and Committee meetings.

Through the Governance and Audit Committees, the Independent Directors consider and address important matters involving the Portfolios, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Directors also regularly meet outside the presence of Fund management and are advised by independent legal counsel. The Board of Directors has determined that its committees help ensure that the Portfolios have effective and independent governance and oversight. The Board of Directors has also determined that its leadership structure is appropriate given the Advisor’s sponsorship of the Portfolios, that investors have selected the Advisor to provide overall management to the Portfolios, and the Chairperson’s senior leadership role within the Advisor and an affiliated insurance company through which shares of the Portfolios may be offered.  The Board of Directors also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors from Fund management.

The Governance Committee addresses matters of fund governance, including policies on Director compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of Independent Directors of the Board. These matters were addressed in meetings held four times in the past fiscal year. The current members of this Committee are Mmes. Gresham Bullock, Milligan and Kruvant and Messrs. Blatz and Pugh, each an Independent Director.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control.  It met five times in the past fiscal year. The current members of this Committee are Mmes. Gresham Bullock, Milligan and Kruvant and Messrs. Blatz and Pugh, each an Independent Director.

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The Board of Directors of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Portfolio, in connection with the Board’s annual consideration of the renewal of the Fund’s investment advisory, subadvisory, and underwriting agreements, as required by Section 15(c) of the 1940 Act.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Portfolios is the Board’s oversight of the risk management of the Portfolios’ investment programs and business affairs.  The Portfolios are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Portfolios, the Advisor, the Subadvisors and other service providers to the Portfolios have implemented various processes, procedures and controls to identify risks to the Portfolios, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Directors exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Portfolios, the Board of Directors requires management of the Advisor and the Fund, including the Fund’s Chief Compliance Officer ("CCO"), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Portfolios, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Portfolios’ securities.  The Board also receives reports from the Fund’s primary service providers, including the Subadvisors, regarding their operations as they relate to the Portfolios.

Directors’ Ownership of Portfolio Shares

The Directors owned shares in each Portfolio and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2011:

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in each	in All Registered Investment Companies Overseen
Name of Director	Portfolio	By Director in Calvert Family of Funds

Independent Directors
Frank H. Blatz, Jr.	None	> $100,000
Alice Gresham	None	None
M. Charito Kruvant	None	> $100,000
Cynthia Milligan	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
William Lester	None	$10,001-$50,000

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Directors’ Compensation

Director Compensation Table

Calvert Variable Series, Inc.

                The following tables (unaudited numbers) set forth information describing the compensation of each Director for his/her services to the Fund for the most recent fiscal year ended December 31, 2011, and to all of the portfolios in the Fund Complex. Each portfolio within Calvert Variable Series, Inc. is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Frank H. Blatz, Jr.** (Director)	$18,413	$9,206	$51,000
Alice Gresham Bullock (Director)	$21,134	$0	$90,500
M. Charito Kruvant** (Director)	$18,413	$0	$160,000
Cynthia Milligan** (Director)	$18,413	$0	$80,500
Arthur J. Pugh** (Director)	$19,302	$0	$53,500
Barbara J. Krumsiek* (Director & Chairperson)	$0	$0	$0
William Lester* (Director & President)	$0	$0	$0

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and certain affiliates. Mr. Lester is an interested person of the Fund since he is a Director of the parent company of the Advisor.

** Mmes. Kruvant and Milligan, and Messrs. Blatz and Pugh, have chosen to defer a portion of their compensation.  As of December 31, 2011, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $485,772;  $269,298; $1,520,577 and $515,895 for each of them, respectively.

***As of December 31, 2011, the Fund Complex consisted of forty-three (43) funds.

                Directors of each Portfolio not employed by the Fund’s Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors Deferred Compensation Plan.  Management believes this will have a negligible effect on each Portfolio’s assets, liabilities, net assets, and net income per share.

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INVESTMENT ADVISOR AND SUBADVISORS

The Fund’s investment advisor is Calvert Investment Management, Inc. ("Calvert" or "Advisor"), a subsidiary of Calvert Investments, Inc., which is a subsidiary of UNIFI Mutual Holding Company.

Under the Investment Advisory Agreement with respect to the Portfolios, the Advisor provides investment advice to the Portfolios and oversees the day-to-day operations, subject to the supervision and direction of the Fund’s Board of Directors.  The Advisor provides the Portfolios with investment supervision and management, and office space; furnishes executive and other personnel to the Portfolios; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates.  The Portfolios pay all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.  As explained in the Prospectus under "More Information on Fees and Expenses", the Portfolios have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolios’ uninvested cash balances.  These credits are used to reduce Portfolio expenses.  In those Portfolios where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit.  The Board of Directors periodically reviews and evaluates the expense offset arrangements.

Under the Investment Advisory Agreement, the Advisor receives monthly advisory fees based on the following annual rates of the respective Portfolio's average daily net assets:

Strategic	0.75%
Small Cap Growth	0.85%
Money Market	0.20%

The advisory fee for Strategic includes the cost of evaluating sustainable and responsible investments according to the Portfolio’s threshold responsibility standards and enhanced engagement initiatives.

The Advisor reserves the right to (i) waive all or part of its fee; (ii) reimburse a Portfolio for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.  The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of a Portfolio, except as noted in the Portfolio’s Prospectus.

The following chart shows the investment advisory fees paid to the Advisor for the past three fiscal years:

	2009	2010	2011
Strategic	$748,543	$927,705	$752,301
Small Cap Growth	$241,280	$253,952	$227,622
Money Market	$251,188	$184,241	$162,903

The Portfolios received expense reimbursements from the Advisor in the following amounts during the past three fiscal years:

	2009	2010	2011
Strategic	$0	$0	$9,059
Small Cap Growth	$39,166	$51,170	$38,967
Money Market	$42,615	$17,075	$117,469*

* The Advisor voluntarily reimbursed Money Market for expenses of $43,067 to maintain a positive yield during the year ended December 31, 2011.

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Subadvisors

                                Calvert has retained Thornburg Investment Management, Inc. ("Thornburg") as the Subadvisor for Strategic. Thornburg is a Delaware corporation, which has 38 managing directors with an equity interest in the firm. Thornburg receives a subadvisory fee, paid by the Advisor, of 0.40% of the Portfolio’s average daily net assets of the first $50 million, 0.30% of the next $100 million, and 0.20% of assets in excess of $150 million.

                                Calvert has retained Eagle Asset Management, Inc. ("Eagle") as the Subadvisor for Small Cap Growth. Eagle is a wholly-owned, autonomous subsidiary of Raymond James Financial, Inc. Eagle receives a subadvisory fee, paid by the Advisor, of 0.60% of the Portfolio's average daily net assets of the first $200 million in assets and 0.50% of assets in excess of $200 million.

                                The Advisor and the Fund have received an exemptive order to permit each applicable Portfolio and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadviser that is not an "affiliated person," as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any material change to an Investment Subadvisory Agreement with an unaffiliated Subadvisor, the affected Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change to the Investment Subadvisory Agreement of the Portfolio.  The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Portfolio’s Portfolio Managers, identified in the applicable prospectus of the Portfolio, is provided below.  This information is not required for Money Market.

A.            Other Accounts Managed by Portfolio Managers of the Portfolios

The following Portfolio Managers of the Portfolios are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The "Other Accounts" category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.

STRATEGIC

Thornburg:

Connor Browne, CFA

Accounts Managed (not including Strategic) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	4	2,608
Total Assets in Other Accounts Managed	$3,471,401,857	$1,528,848,950	$1,756,009,314
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	1	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$21,704,117	$0

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Thornburg:

Ed Maran, CFA

Accounts Managed (not including Strategic) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	3	3	2,608
Total Assets in Other Accounts Managed	$3,465,411,294	$1,507,144,833	$1,756,009,314
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

SMALL CAP GROWTH

Eagle:

Bert L. Boksen, CFA

Accounts Managed (not including Small Cap Growth) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	12	2	4,844
Total Assets in Other Accounts Managed	$3,897,255,829	$98,517,882	$2,849,542,938
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	2	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$98,517,882	$689,510

Eagle:

Eric Mintz, CFA

Accounts Managed (not including Small Cap Growth) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	12	0	4,844
Total Assets in Other Accounts Managed	$3,897,255,829	$0	$2,849,542,938
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$689,510

B.            Potential Conflicts of Interest in Managing a Portfolio and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Portfolio’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Managers of the Portfolios" above.

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STRATEGIC

Thornburg:

Connor Browne, CFA, and Ed Maran, CFA

Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the portfolio manager’s management of the Portfolio’s investments and the manager’s management of other accounts. These conflicts could include:

-          Allocating a favorable investment opportunity to one account but not another.

-       Directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace.

-          Giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another.

-       Obtaining services from brokers conducting trades for one account, which are used to benefit another account.

Thornburg has informed the Portfolio that it has considered the likelihood that any material conflicts of interest could arise between the portfolio manager’s management of the Portfolio’s investments and the portfolio manager’s management of other accounts.  Thornburg has also informed the Portfolio that it has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

SMALL CAP GROWTH

Eagle:

Bert L. Boksen, CFA, and Eric Mintz, CFA

                Eagle currently holds a 51% ownership interest in EB Management I, LLC, which acts as the general partner to a limited partnership formed for investment purposes. Bert Boksen is a 49% owner of EB Management and the Portfolio Manager for the Eagle Aggressive Growth Partners Fund I L.P. Eagle also provides administrative and investment research services for the general partner. Certain officers and employees of Eagle have investment interests in the limited partnership.

On occasion, orders for the securities transactions of the limited partnership may be aggregated with orders for Eagle’s client accounts. In such instances, Eagle will ensure that the allocation of securities among Eagle’s clients and the partnership is equitable; price averaging may be used for trades executed in a series of transactions on the same day.

Eagle does not invest assets of clients’ accounts in such limited partnership. Officers and employees of Raymond James Financial, Inc. and its subsidiaries may have investment interests in such investment partnership. Eagle’s portfolio managers manage other accounts with investment strategies similar to the Portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts, and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle’s Code of Ethics, there are certain procedures in place to avoid conflicts of interest when the manager and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for clients.

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C.            Compensation of Portfolio Managers of the Portfolios

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Portfolio, the Subadvisor of the Portfolio, or any other sources with respect to management of the Portfolio, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Managers of the Portfolios" above.

STRATEGIC

Thornburg:

Connor Browne, CFA, and Ed Maran, CFA

Compensation with Respect to Management of Strategic and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Thornburg

The compensation of the portfolio manager includes an annual salary, annual bonus, and company-wide profit sharing. The portfolio manager also owns equity shares in the investment manager, Thornburg. Both the salary and bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants.

Bonus	Thornburg

The annual bonus is subjective. Criteria that are considered in formulating the bonus include, but are not limited to, the following: revenues available to pay compensation of the portfolio manager and all other expenses related to supporting the accounts managed by the portfolio manager, including the Portfolio; multiple year historical total return of accounts managed by the portfolio manager, including the Portfolio, relative to market performance and similar funds; single year historical total return of accounts managed by the portfolio manager, including the Portfolio, relative to market performance and similar funds; the degree of sensitivity of the portfolio manager to potential tax liabilities created for account holders in generating returns, relative to overall return.

Deferred Compensation	Thornburg	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	N/A	N/A

29

SMALL CAP GROWTH

Eagle:

Bert L. Boksen, CFA

Compensation with Respect to Management of Small Cap Growth and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Eagle	Mr. Boksen is paid a base salary that is competitive with other portfolio managers in the industry, based on industry surveys.
Bonus	Eagle

Mr. Boksen’s compensation is based upon all accounts managed and performance is evaluated annually. Performance is evaluated on the entire composite of accounts and is pre-tax and account weighted. Mr. Boksen’s benchmarks for evaluation purposes include the Lipper fund index for mutual fund performance and the Russell 2000 Index for separate accounts, along with peer group rankings such as Callan Associates and Mercer Investment Consulting. Mr. Boksen receives stock option awards as part of his annual bonus. These stock option awards vest over a three-year period.

Deferred Compensation	Eagle	Additional deferred compensation plans are provided to key investment professionals.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	Eagle EB Management I (Bert Boksen)

Mr. Boksen, along with other portfolio managers, participates in a revenue-sharing program that provides incentives to build a successful investment program over the long term. Mr. Boksen’s additional compensation includes receipt of 50% of the net profits generated by the General Partner EB Management I.

Eagle:

Eric Mintz, CFA

Compensation with Respect to Management of Small Cap Growth and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Eagle	Mr. Mintz is paid a base salary that is competitive with other similarly situated investment professionals in the industry, based on industry surveys.
Bonus	Eagle

Mr. Mintz is paid a bonus that is competitive with other similarly situated investment professionals in the industry, based on industry surveys. Compensation is based on individual performance as a research analyst, as well as contribution to the results of Eagle’s investment products.

Deferred Compensation	Eagle	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	EB Management I

Mr. Mintz may receive additional compensation for his contribution as Portfolio Co-Manager of the Portfolio and other similarly managed accounts. Mr. Mintz may also receive an allocation of a portion of the incentive fee earned, if any, by EB Management I, LLC.

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D.            Securities Ownership of Portfolio Managers of the Portfolios

With respect to each Portfolio Manager identified in the applicable Prospectuses, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of December 31, 2011 in the Portfolio(s) managed by that individual.  The securities were valued as of December 31, 2010.  (Specified ranges: none;  $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm

Name of Portfolio Manager

Portfolio Ownership
Strategic	Thornburg	Connor Browne, CFA	None
		Ed Maran, CFA	None
Small Cap Growth	Eagle	Bert L. Boksen, CFA	None
		Eric Mintz, CFA	None

ADMINISTRATIVE SERVICES AGENT

                Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of the Portfolios’ affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative fee payable monthly of 0.05% of each Portfolio's average daily net assets.

The administrative fee paid to CIAS for the past three fiscal years was as follows:

	2009	2010	2011
Strategic	$49,903	$61,847	$50,153
Small Cap Growth	$14,193	$14,938	$13,389
Money Market	$62,797	$46,060	$40,726

METHOD OF DISTRIBUTION

                Calvert Investment Distributors, Inc.  ("CID") is the principal underwriter and distributor for the Fund. CID is an affiliate of the Fund’s Advisor. Under the terms of its underwriting agreement with the Fund, CID markets and distributes the Portfolios’ shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

                Payments to CID as compensation for services performed and expenses assumed may be authorized by the Fund’s Board of Directors from time to time in accordance with applicable law. No payments were authorized in the fiscal year ended December 31, 2011.

                CID is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Portfolio shares, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CID and the broker-dealers. The Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios. The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Portfolio shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Portfolio shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of March 31, 2012, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential Investment Management Services, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors. Where payments are being made to a broker/dealer to encourage sales of Portfolio shares, the broker/dealer has an incentive to recommend Portfolio shares to its customers.  Neither the Advisor nor any Subadvisor uses Portfolio brokerage to compensate broker/dealers for the sale of Portfolio shares.

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                The Fund has entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Fund's securities on a "best efforts" basis.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

                Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires. CIS may contract with subagents, at the Fund's expense, to provide recordkeeping and sub-accounting services to the Portfolios.

                The following chart shows the shareholder servicing fees paid to CIS by the Portfolios for the past three fiscal years:

	2009	2010	2011
Strategic	$13,258	$16,881	$13,475
Small Cap Growth	$1,376	$1,479	$1,982
Money Market	$15,663	$10,512	$10,030

PORTFOLIO TRANSACTIONS

The Fund’s Advisor and Subadvisors place orders with broker-dealers for the Portfolios’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor and Subadvisors make investment decisions and select brokers and dealers under the direction and supervision of the Fund's Board of Directors.

                Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor’s/Subadvisor’s obligation to seek best execution.  The Portfolios have adopted a policy that prohibits the Advisor and their respective Subadvisors from using Portfolio brokerage to compensate broker/dealers for promotion or sale of Portfolio shares.

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For the last three fiscal years, total brokerage commissions paid were as follows:

	2009	2010	2011
Strategic	$133,507	$150,535	$173,542
Small Cap Growth	$50,503	$45,694	$18,723
Money Market	$0	$0	$0

                The decrease in brokerage commissions in 2011 for Small Cap Growth reflects decreased overall trading volume, but such trading volume is within the range of the Portfolio’s normal turnover level.

                For the fiscal years ended December 31, 2009, 2010, and 2011 Small Cap Growth paid brokerage commissions of $1,514, $568, and $757, respectively, to Raymond James, L.P., an affiliated person and the controlling parent company of the Portfolio’s Subadvisor.

For the fiscal year ended December 31, 2011, aggregate brokerage commissions paid to Raymond James, L.P. represented 4.0% of Small Cap Growth’s total commissions, and 1.9% of the total dollar amount of commission transactions.

The Fund's Advisor and the Subadvisors select brokers on the basis of best execution.  In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Portfolios. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisors, the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert funds and managed accounts.

For the fiscal year ended December 31, 2011, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Strategic	$623,083	$11,410
Small Cap Growth	$2,028,235	$2,374

As of December 31, 2011, the following Portfolio(s) held securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers

Portfolio	Broker/Dealer	Type of Security D = debt E = equity	Amount
Strategic	Bank of America Corp.	D	$1,366,092
	JPMorgan Chase & Co.	D	$2,423,925

The portfolio turnover rates for the last two fiscal years were as follows:

	2010	2011
Strategic	85%	74%
Small Cap Growth	49%	39%

33

PORTFOLIO HOLDINGS DISCLOSURE

          The Portfolios have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Portfolio’s portfolio holdings.

Publicly Available Portfolio Holdings

                Information regarding a Portfolio’s portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on www.calvert.com. This information may be a Portfolio's complete portfolio holdings, such as those disclosed in its Semi-Annual or Annual Reports and filed with the Commission on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Portfolio’s first and third quarters. In addition, Money Market discloses month-end portfolio holdings information on www.calvert.com/institutional-fundProfile.html?fund=938&fundOwner=A  within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP is made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains. From time to time, a Portfolio may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Portfolio’s publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Portfolios’ Disclosure Policy, as described generally below, allows the disclosure of a Portfolio's non-public portfolio holdings for the Portfolio's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide a Portfolio’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Portfolio’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Portfolio (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Portfolio and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Portfolio’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Portfolios and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Portfolio, or, at a minimum, not harm the Portfolio, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Portfolio, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Portfolio's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Directors.  The Fund’s Board of Directors shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

34

Ongoing Arrangements

The following is a list of those entities to whom information about the Portfolios’ portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Coninco	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Dahab Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt Ennisknupp	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mass Mutual	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monroe Vos Consulting	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Nordea Investment Management	Portfolio Holdings	Quarterly
Oyens & Van Eeghen	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Summit Strategies	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TIAA-CREF Trust Company	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly
35

PERSONAL SECURITIES TRANSACTIONS

                The Fund, its Advisor and Subadvisors, as applicable, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the associated persons of the Fund, its Advisor and Subadvisors, as applicable, and principal underwriter to invest in securities that may be purchased or held by a Portfolio. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material non-public information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines for Calvert Family of Funds. The Guidelines include the policies and procedures that the Portfolios use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Portfolio shareholders, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

36

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of the Fund should send the communication to the attention of the Fund's Secretary at the following address:

                Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Suite 1000N

                Bethesda, Maryland 20814

All communications should state the specific Portfolio to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.

In their function as a nominating committee, the Governance Committee of the Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Portfolio who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Portfolio.  Shareholders of a Portfolio who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a independent Director. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Director may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.

                If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

                KPMG LLP serves as the independent registered public accounting firm for the Portfolios. State Street Bank and Trust Company, N.A. serves as custodian of the Portfolios’ investments. The custodian has no part in deciding the Portfolios’ investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

GENERAL INFORMATION

                The Fund is an open-end management investment company, incorporated in Maryland on September 27, 1982 and has seven portfolios. Strategic, Small Cap Growth, and Money Market are diversified Portfolios. The remaining portfolios are offered through a different prospectus and statement of additional information.

                The Fund issues separate shares for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and a Portfolio’s shareholders will vote Portfolio shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

                All shares of common stock have equal voting rights (regardless of the NAV per share) except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a Portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any Portfolio are entitled to redeem their shares as set forth above under "Purchase and Redemption of Shares." The shares do not have cumulative voting rights, and the holders of more than 50% of the shares of the Fund voting for the election of Directors can elect all of the Directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Directors.

37

                The Fund's Board of Directors has adopted a "proportional voting" policy, meaning that Insurance Companies will vote all of a Portfolio's shares, including shares the Insurance Companies hold, in return for providing the Portfolio with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners. As a result of proportional voting, a small number of contractholders and/or policyowners may determine the outcome of a shareholder vote.

                The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you can instruct the respective Insurance Company how to vote each share in which you have a beneficial interest.

control persons and principal holders of securities

                As of March 31, 2012, to the Fund’s knowledge, the following entities beneficially owned more than 25% of the voting securities of the listed Portfolios:

Portfolio Name

Name and Address	% of Ownership

Calvert VP SRI Strategic
Ameritas Life Insurance Corp.	66.78%
Lincoln, NE

Calvert VP Small Cap Growth
Ameritas Life Insurance Corp.	49.47%
Account X
Lincoln, NE

Ameritas Life Insurance Corp.	45.79%
Account Y
Lincoln, NE

Calvert VP Money Market
Ameritas Life Insurance Corp.	62.96%
Lincoln, NE

Ameritas Life Insurance Corp. is domiciled in Nebraska, and is an affiliate of the Fund’s Advisor and principal underwriter. Ameritas Life Insurance Corp. is a subsidiary of Ameritas Holding Company, a subsidiary of UNIFI Mutual Holding Company.

As of March 31, 2012, to the Fund’s knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the Portfolios as shown:

Name and Address	% of Ownership

Calvert VP SRI Strategic
Ameritas Life Insurance Corp.	66.78%
Account VA
Lincoln, NE

Ameritas Life Insurance Corp.	22.49%
Account V
Lincoln, NE

Calvert VP Small Cap Growth
Ameritas Life Insurance Corp.	49.47%
Account V
Lincoln, NE

Ameritas Life Insurance Corp.	45.79%
Account VA
Lincoln, NE

Calvert VP Money Market
Ameritas Life Insurance Corp.	62.96%
Account VA
Lincoln, NE

Ameritas Life Insurance Corp.	22.06%
Account V
Lincoln, NE

Ameritas Variable Life Insurance	8.58%
Separate Account VL
Lincoln, NE

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FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder Servicing agent

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland  20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri  64105

INDEPENDENT REGISTERED PUBLIC aCCOUNTing firm

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts  02110

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APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              INTRODUCTION

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

  Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
  Accountability.  Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
   Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

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On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines").   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

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Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

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Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

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•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

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•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

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•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

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Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

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•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

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•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

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Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.          CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

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•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

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•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

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•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

53

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

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F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

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Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

56

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department ("CSRD") will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2011

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APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor's)

Bonds

AAA:     An obligation rated AAA has the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.        AA:  An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A:            An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:       An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:          An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:            An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:       An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:          An obligation rated CC is currently highly vulnerable to nonpayment.

C:            An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

D:            An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

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Long-Term Obligation Ratings (source: Moody's Investors Service)

                Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:        Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:          Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:            Obligations rated B are considered speculative and are subject to high credit risk.

Caa:        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:            Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

                Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:          Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

  Calvert Variable Products (“VP”) Portfolios                                                                                    Calvert Investments®

                                                                                        A UNIFI Company

CALVERT VARIABLE SERIES, INC.

Calvert VP SRI Mid Cap Growth Portfolio

Calvert VP SRI Balanced Portfolio

Calvert VP SRI Equity Portfolio

Calvert VP Income Portfolio

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2012

                This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the Prospectus of the applicable Portfolio (collectively referred to as the “Portfolios”) of Calvert Variable Series, Inc. (the “Fund”) dated April 30, 2012.  Each Portfolio’s audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference and made a part of this SAI.  Each Portfolio’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the respective Portfolio at the above address, calling the Portfolio at (800) 368-2748, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Investment Policies and Risks	2
Additional Risk Disclosure	17
Investment Restrictions	17
Dividends, Distributions, and Taxes	19
Net Asset Value	20
Calculation of Yield and Total Return	20
Purchase and Redemption of Shares	21
Directors and Officers	21
Investment Advisor and Subadvisors	27
Portfolio Manager Disclosure	28
Administrative Services Agent	39
Method of Distribution	39
Transfer and Shareholder Servicing Agents	40
Portfolio Transactions	40
Portfolio Holdings Disclosure	42
Personal Securities Transactions	44
Proxy Voting Disclosure	44
Process for Delivering Shareholder Communications to the Board of Directors	45
Independent Registered Public Accounting Firm and Custodian	45
General Information	45
Control Persons and Principal Holders of Securities	46
Fund Service Providers	49
Appendix A -- Global Proxy Voting Guidelines
Appendix B -- Corporate Bond & Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The following supplemental discussion of investment policies and risks applies to each of the Portfolios, unless otherwise noted.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. A Portfolio may purchase foreign securities directly on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  The Portfolios may also invest in American Depositary Receipts (“ADRs”) and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are United States (“U.S.”) dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends.  Less information is normally available on unsponsored ADRs.  By investing in ADRs rather than directly in foreign issuers’ stock, the Portfolio may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

                Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Portfolio changes investments from one country to another or converts foreign securities holdings into U.S. dollars.

                U.S. Government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Emerging Market Securities

 Investing in emerging markets and in particular, in those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. The Calvert VP SRI Mid Cap Growth, Balanced  and Equity  Portfolios define an emerging market as any country (other than the U.S. or Canada) that is not included in the MSCI Europe, Australasia, Far East (“EAFE”) (Standard) Index. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.  Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy or political instability.  Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Forward Foreign Currency Contracts

                Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Portfolios may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Portfolios as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies.

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                A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

                A Portfolio may enter into forward foreign currency contracts for two reasons. First, the Portfolio may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Portfolio may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

                Second, the Portfolio may have exposure to a particular foreign currency from the securities it holds and the Advisor and/or Subadvisor may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, a Portfolio may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Portfolio’s applicable benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.  The Calvert VP SRI Balanced and Equity  Portfolios do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Foreign Money Market Instruments

The Calvert VP Income Portfolio may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. The Federal Deposit Insurance Corporation does not insure such obligations.  Foreign and domestic bank reserve requirements may differ.  Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as “sovereign risk”).  Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest.  In addition, evidence of ownership of portfolio securities may be held outside of the U.S., and the Portfolio may be subject to the risks associated with the holding of such property overseas.

 Mid-Cap Issuers

                With respect to the Calvert VP SRI Mid Cap Growth, Balanced and Equity Portfolios, the securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Large-Cap Issuers

With respect to the Calvert VP SRI Balanced and Equity Portfolios, investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.

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Real Estate Investment Trusts

                The Calvert VP SRI Balanced Portfolio and the Calvert VP Income Portfolio may invest in investments related to real estate, including real estate investment trusts (“REITs”).  Risks associated with investments in securities of companies in real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by such REITs, while mortgage REITs, which make construction, development and long-term mortgage loans, may be affected by the quality of credit extended.  REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption from the Investment Company Act of 1940, as amended. If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

Issuer Non-Diversification risk

                The Calvert VP SRI Mid Cap Growth and Balanced  Portfolios and the Calvert VP Income Portfolio are each non-diversified and may focus their investments on a small number of issuers. A fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence affecting these issuers than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Trust Preferred Securities

Calvert VP SRI Balanced Portfolio and Calvert VP Income Portfolio each may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike traditional preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes.

Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Trust preferred securities prices fluctuate for several reasons including changes in investors’ perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also (a) sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment, and (b) subject to the risk that they may be called for redemption in a falling interest rate environment.

Asset-Backed Securities

                Calvert VP SRI Balanced Portfolio and Calvert VP Income Portfolio each may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

                The underlying assets (e.g., loans) are subject to prepayments, which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities.

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Municipal Securities

Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities that Calvert VP SRI Balanced Portfolio and Calvert VP Income Portfolio each may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.

Collateralized Mortgage Obligations

The Calvert VP SRI Balanced Portfolio  and the Calvert VP Income Portfolio may invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are collateralized bonds that are general obligations of the issuer of the bonds.  CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages.  The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued.  Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO.  This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of interest and principal are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.

The Federal Home Loan Mortgage Corporation (“FHLMC”) has introduced a CMO which is a general obligation of FHLMC.  This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

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Interest Only and Principal Only Mortgage-Backed Securities

The Calvert VP SRI Balanced Portfolio and the Calvert VP Income Portfolio may invest in Interest Only (“IO”) and Principal Only (“PO”) mortgage-backed securities. IO instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of payments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. IO securities are subject to prepayment risk, which is the risk that payments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages.

PO instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of payments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster payments result in a higher rate of return when the face value of the security is paid back sooner than expected. PO securities are subject to extension risk, which is the risk that a rising interest rate environment will result in a slower rate of payments and will delay the final payment date.

leveraged loans

The Calvert VP SRI Balanced Portfolio and the Calvert VP Income Portfolio each may invest in leveraged loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Circumstances surrounding default in the payment of interest or principal on a loan may result in a reduction in the value of the loan and consequently a reduction in the value of the Portfolio’s investments and a potential decrease in the net asset value (“NAV”) of the Portfolio. Although the loans in which the Portfolio will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Portfolio’s access to the collateral may be limited by bankruptcy and, therefore, the Portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded, and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market, and the Portfolio may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Many loans are not registered with the SEC or any state securities commission and are not often rated by any nationally recognized statistical rating organization. Generally there is less readily available, reliable information about most loans than is the case for many other types of securities.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Portfolio, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans are also subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Portfolio may be adversely affected. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries. From time to time, one or more of the factors described above may create volatility in the markets for debt instruments and decrease the liquidity of the loan market.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Portfolio typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Portfolio may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning counterparty. In addition, if the loan is foreclosed, the Portfolio could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Portfolio may be required to pass along to a purchaser that buys a loan from the Portfolio by way of assignment a portion of any fees to which the Portfolio is entitled under the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Portfolio will be subject to the credit risk of both the borrower and the counterparty that is selling the participation. In the event of the insolvency of the counterparty selling a participation, the Portfolio may be treated as a general creditor of the counterparty and may not benefit from any set-off between the counterparty and the borrower.

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Risk of Investing in Loans to Non-U.S. Borrowers. The Portfolio may invest all or a portion of its assets in loans of non-U.S. borrowers. The Portfolio’s investments in loans of non-U.S. borrowers may be affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign borrowers may be subject to less regulation resulting in less publicly available information about the borrowers.

Illiquid Securities

Each Portfolio may not invest more than 15% of the value of its net assets in securities that at the time of the purchase are illiquid.  The Advisor will monitor the amount of illiquid securities in the Portfolio, under the supervision of the Board, to ensure compliance with the Portfolio’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Portfolio might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, a Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund’s Board.

Short-Term Instruments

Each Portfolio may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Portfolio; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Temporary Defensive Positions

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Portfolios may invest in cash or cash equivalents. Cash equivalents include instruments such as, but are not limited to, U.S. government and agency obligations, certificates of deposit, banker’s acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements.

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The Calvert VP SRI Balanced and Equity  Portfolios may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" above.

The Portfolios’ investments in temporary defensive positions are generally not  insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

Repurchase Agreements

                The Calvert VP SRI Balanced Portfolio (fixed income portion) and the Calvert VP Income Portfolio may invest in repurchase agreements without limit. The Calvert VP SRI Balanced (equity portion), Equity and   Mid Cap Growth Portfolios may each invest up to 10% of their respective net assets in repurchase agreements, except that investments in repurchase agreements may each exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which a Portfolio buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Portfolio engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. To limit this risk, the Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

                Each Portfolio may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. A Portfolio intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Portfolio plans to invest the proceeds exceeds the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain, in a segregated custodial account, an amount of cash, U.S. Government securities or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Portfolio will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

                A Portfolio’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreement, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund’s Board of Directors.

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Short Sales

The Calvert VP Income Portfolio may engage in short sales of U.S. Treasury securities for the purposes of managing duration of the Portfolio. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, a broker retains the proceeds the seller receives from the sale until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Short sales expose the Portfolio to the risk that it will be required to acquire, cover or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. If the Portfolio makes a short sale, it must segregate or “earmark” assets determined to be liquid by the Advisor or otherwise cover its position in a permissible manner.

Below-Investment Grade, High-Yield Debt Securities

                Below-investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor’s Ratings Services (“S&P”) or Ba or lower by Moody’s Investors Service (“Moody’s”), known as “junk bonds”). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix B for a description of the ratings.  A Portfolio considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (“NRSRO”), or is an unrated security of comparable quality as determined by the Advisor or Subadvisor.  Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities are usually not attractive to as many buyers as rated securities are, which may make them less marketable.

                The quality limitation set forth in a Portfolio’s investment policy is determined immediately after the Portfolio’s acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio’s investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

High Social Impact Investments

                If the Calvert VP SRI Equity Portfolio begins participating in this program, its High Social Impact Investments will target a percentage of the Portfolio’s assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. There is no secondary market for these securities.

Exchange-Traded Funds ("ETFs")

                ETFs are shares of unit investment trusts or, more commonly, other investment companies that can be traded in the secondary market (e.g., on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing NAV, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated NAV.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

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A Portfolio (other than the Calvert VP Income Portfolio) may purchase shares of ETFs for the limited purpose of managing the Portfolio’s cash position consistent with the Portfolio’s applicable benchmark. For example, an ETF may be purchased if the Portfolio has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the Portfolio should receive a large redemption request, the Portfolio could sell some or all of an ETF position to lessen the exposure to the market and generate cash to cover redemptions.  The sustainable and socially responsible investment criteria of any Portfolio will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF. Accordingly, a Portfolio could have indirect exposure to a company that does not meet the Portfolio’s sustainable and socially responsible investment criteria and that could therefore not be purchased directly by the Portfolio.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable sustainable and socially responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of any Portfolio and (iii) will be used principally to help reduce deviations from the applicable Portfolio’s benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their NAV, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Portfolios.  Therefore, a Portfolio's purchase of an ETF results in the layering of expenses, such that Portfolio shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Derivatives

                A Portfolio may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Portfolio. A Portfolio can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Portfolio’s securities holdings. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio’s investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

                Each Portfolio may purchase put and call options and write covered call options and secured put options on securities which are consistent with the respective Portfolio’s investment objective, strategies and policies, and which meet the Portfolio’s sustainable and socially responsible investment criteria (not applicable to the Calvert VP Income Portfolio), and may employ a variety of option combination strategies.  Each Portfolio may also engage in the purchase and sale of futures contracts, including interest rate futures contracts. The Calvert VP SRI Mid Cap Growth Portfolio may also engage in foreign currency futures contracts. In addition, each Portfolio may write covered call options and secured put options on such futures contracts.  Each Portfolio’s use of options and futures is described more fully below.

                The Portfolios may engage in such transactions only for hedging purposes, including hedging of a Portfolio’s cash position. They may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may only be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

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The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price. This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time. If there is an existing secondary market for an option, it can be closed out at any time by the Portfolio for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option. Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

                Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options.  A Portfolio will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Portfolio may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which the Portfolio intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  A Portfolio may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objective and policies of the Portfolio.

                Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Portfolio may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   Each of the Portfolios may write certain types of options.  Writing options means that the Portfolio is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Portfolios may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed “covered” if the Portfolio owns the security.  A put option is deemed “secured” if the Portfolio has segregated cash or securities having an aggregate value equal to the total purchase price the Portfolio will have to pay if the put option is exercised.

Call Options.   A Portfolio that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the Portfolio is obligated to sell that security at the exercise price, this strategy also limits the Portfolio’s ability to benefit from an increase in the price of the security above the exercise price.

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Each of the Portfolios may write covered call options on securities, provided that with respect to the Calvert VP Income Portfolio, the market value of all securities covering call options written by the Portfolio does not exceed 35% of the market value of the Portfolio’s net assets. This means that so long as a Portfolio is obligated as the writer of a call option, the Portfolio will own the underlying security.  A Portfolio may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the NAV per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Portfolio to forego future appreciation of the securities covered by the option. A Portfolio’s turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Portfolio has not entered into a closing purchase transaction. When a Portfolio writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.    A Portfolio that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Portfolio’s acquisition cost for that security.  A Portfolio that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Portfolio with a partial buffer against a price increase, while providing the Portfolio with an opportunity to acquire the security at the lower exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the Portfolio at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

A Portfolio may only write secured put options, which requires the Portfolio to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Portfolio will have to segregate additional assets.  When a Portfolio writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options.  The Calvert VP SRI Mid Cap Growth Portfolio may invest in foreign currency options.  A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

                A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Portfolio against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if a Portfolio held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

                The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options.   A Portfolio may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the respective Portfolio’s sustainable and socially responsible investment criteria (not applicable to the Calvert VP Income Portfolio) and on foreign currencies.  Options exchanges may provide liquidity in the secondary market. Although these Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Portfolios from closing an options position, which could impair the Portfolios’ ability to hedge effectively. The inability to close out a written option position may have an adverse effect on a Portfolio’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

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The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Futures Transactions. The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor and/or Subadvisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Portfolio deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Portfolio being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

                The Portfolios can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with a Portfolio’s investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.

With respect to the Calvert VP SRI Balanced Portfolio and the Calvert VP Income Portfolio, the purchase and sale of futures contracts is for the purpose of hedging each Portfolio’s holdings of long-term debt securities. Futures contracts based on U.S. Government securities and Government National Mortgage Association (“GNMA”) certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities held by the Portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the NAV of the Portfolio from declining as much as it otherwise would have. Thus, if the Portfolio owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Portfolio held cash reserves and interest rates were expected to decline, the Portfolio might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio's cash reserves could then be used to buy long-term securities in the cash market. The Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result easily and quickly.

                Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission (“CFTC”). As series of a registered investment company, the Portfolios currently are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Portfolios may invest in futures contracts under specified conditions without registering with the CFTC. On February 9, 2012, the CFTC adopted amendments to its rules that, upon effectiveness, may affect the Portfolios’ ability to continue to claim this exclusion. Under the amended CFTC rules, a Portfolio claiming the exclusion would be limited in its ability to use certain derivatives, such as futures, certain options, and swaps, after the effectiveness of the amended rules. If a Portfolio’s use of derivatives would prevent it from claiming the exclusion, then the Advisor and/or the Subadvisor would be subject to registration and regulation in its capacity as the Portfolio’s commodity pool operator, and the Portfolio would be subject to regulation under the Commodity Exchange Act. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

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Options on Futures Contracts. Each Portfolio may purchase put or call options, write secured put options or write covered call options on futures contracts that the Portfolio could otherwise invest in and that are traded on a U.S. exchange or a board of trade. The Portfolios may also enter into closing transactions with respect to such options to terminate an existing position.

Each Portfolio may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

                The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Foreign Currency Futures Transactions.  The Calvert VP SRI Mid Cap Growth Portfolio may use foreign currency futures contracts and options on such futures contracts.  See also “Foreign Currency Options” above.  Through the purchase or sale of these contracts and options, the Portfolio may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See “Forward Foreign Currency Contracts” above.

                Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.

Additional Risks of Options and Futures Contracts.  If a Portfolio has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Portfolio may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Portfolio has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Portfolio may decline. If this were to occur, the Portfolio might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

                With respect to the Calvert VP Income Portfolio, the hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

                The Portfolios can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Portfolios intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Portfolios from closing a futures position or an option on a futures contract, which could require a Portfolio to make daily margin payments in the event of adverse price movements. If a Portfolio cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

                Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Portfolio’s sustainable and socially responsible investment criteria (as applicable), any such hedge position taken by the Portfolio will not constitute a direct ownership interest in the underlying securities.

Lending Portfolio Securities

The Portfolios may lend their portfolio securities to member firms of the New York Stock Exchange (“NYSE”) and commercial banks with assets of one billion dollars or more, provided the aggregate value of the securities loaned by a Portfolio will not exceed 33 1/3 % of a Portfolio’s total assets. However, the Portfolios do not currently intend to lend their portfolio securities.

Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and a Portfolio must be able to terminate any such loan upon notice at any time. A Portfolio will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including sustainability and social responsibility matters (not applicable to the Calvert VP Income Portfolio).

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The advantage of a securities loan is that the Portfolio continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Portfolio’s investment objective, policies and restrictions.

                Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Portfolio will make loans of its portfolio securities only to those firms the Advisor and/or Subadvisor deem creditworthy and only on terms the Advisor and/or Subadvisor believe should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Portfolio. The Portfolio will recognize any gain or loss in the market value of the securities during the loan period. The Portfolio may pay reasonable custodial fees in connection with the loan.

Swap Agreements

The Calvert VP SRI Balanced and Equity  Portfolios  and the Calvert VP Income Portfolio may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  The Portfolios will only enter in swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor and/or Subadvisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor and/or Subadvisor is incorrect in its forecasts of market variables, the investment performance of a Portfolio may be less favorable than it would have been if this investment technique were not used.

Credit default swaps are one type of swap agreement that the Portfolios may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the Portfolio would bear the losses resulting from the credit event. The Portfolios will only invest in credit default swaps for hedging purposes.

U.S. Government-Sponsored Obligations

                The Calvert VP SRI Balanced  and Equity Portfolios and the Calvert VP Income Portfolio may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and FHLMC, commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike GNMA certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

              In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

It is not known when or how the conservatorships will be terminated or what changes to FNMA and FHLMC’s business structures will be made during or following the termination of the conservatorships.  However, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010, required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of FNMA and FHLMC or the privatization of such firms.  On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provides that the Obama Administration will work with FHFA to determine the best way to responsibly reduce FNMA’s and FHLMC’s role in the market and ultimately wind down both firms.

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U.S. Government-Backed Obligations

                The Calvert VP SRI Balanced  and Equity  Portfolios  and the Calvert VP Income Portfolio may invest in debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, and other U.S. Government-backed obligations. The Calvert VP Income Portfolio may also invest in U.S. Treasury obligations.

                Ginnie Maes. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. Government guarantees that interest and principal will be paid when due.

U.S. Treasury Obligations. Direct obligations of the United States Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

                Other U.S. Government Obligations. The Portfolios may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Leverage

To the extent that the Calvert VP Income Portfolio makes purchases of securities where borrowing exceeds 5% of the Portfolio’s total assets, the Portfolio may engage in transactions which create leverage. However, the Portfolio does not currently intend to engage in such transactions.

In leveraged transactions, borrowing magnifies the potential for gain or loss on the Portfolio’s securities holdings and therefore, if employed, increases the possibility of fluctuation in the Portfolio’s NAV.

                Any use of leverage by the Portfolio is premised generally upon the expectation that the Portfolio will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Portfolio incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Portfolio incurs capital losses, the return of the Portfolio will be less than if leverage had not been used.  The Advisor may determine to maintain the Portfolio’s leveraged position if it expects that the long-term benefits to the Portfolio’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

                •               fluctuations in interest rates on borrowings and short-term debt; and

•              the potential for a decline in the value of an investment acquired with borrowed funds, while the Portfolio’s obligations under such borrowing remain fixed. If interest rates rise or if the Portfolio otherwise incurs losses on its investments, the Portfolio’s NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  The Portfolio also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Portfolio being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Portfolio’s ability to pay dividends and distributions on its shares in certain instances.  The Portfolio may also be required to pledge its assets to lenders in connection with certain types of borrowing.  The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the Portfolio’s holdings in accordance with the Portfolio’s investment objective and policies.  Due to these covenants or restrictions, the Portfolio may be forced to liquidate investments at times and at prices that are not favorable to the Portfolio, or to forego investments that the Advisor otherwise views as favorable.

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To reduce its borrowings, the Portfolio might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a Portfolio expense that it would not otherwise incur, the Portfolio may have less net investment income during periods when its borrowings are substantial.  The interest paid by the Portfolio on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, each Portfolio will limit its borrowings as described in the "Investment Restrictions."

Charitable Contributions

          On occasion, a Portfolio (other than the Calvert VP Income Portfolio) may make de minimis charitable contributions to groups intended to further the Portfolio's sustainable and socially responsible investment purpose, including but not limited to educating investors about sustainable and socially responsible investing.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

Since 2008 the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest.  During periods of extreme market volatility, prices of securities held by the Portfolios may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Portfolios could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

This instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated. Such legislation or regulation could limit or preclude the Portfolios’ ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                Each Portfolio has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Portfolio as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

(1) The Calvert VP SRI Equity Portfolio may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) Each Portfolio may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed).

(4) Each Portfolio may not underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be an underwriting.

(5) Each Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Calvert VP SRI Mid Cap Growth Portfolio and  the Calvert VP Income Portfolio  may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

                                                                         17

(6) No Portfolio may lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Portfolio’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

A Portfolio may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law a Portfolio may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Portfolio may underwrite securities to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act  in selling a portfolio security.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Calvert VP SRI Mid Cap Growth Portfolio may not, under normal circumstances, invest less than 80% of its net assets in the common stocks of mid-cap companies.

(2) The Calvert VP SRI Equity Portfolio may not, under normal circumstances, invest less than 80% of its net assets in equities.

(3) [Reserved.]

(4) [Reserved.]

(5) The Calvert VP SRI Mid Cap Growth, Balanced and Equity Portfolios each do not intend to make any purchases of securities if borrowing exceeds 5% of their respective total assets; the Calvert VP Income Portfolio does not intend to make any purchases of securities if borrowing exceeds 15% of its total assets.

(6) Each Portfolio may not acquire private placement investments until the value of the Portfolio’s assets exceeds $20 million.

(7) The Calvert VP SRI Mid Cap Growth Portfolio  may not write options on more than 50% of its total assets.

(8) Each Portfolio may not purchase illiquid securities if more than 15% of the value of net assets would be invested in such securities.

(9) The Calvert VP SRI Mid Cap Growth, Balanced, and Equity  Portfolios  may not make short sales of securities or purchase any securities on margin except that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

(10) The Calvert VP Income Portfolio may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of managing the duration of its portfolio. Such short sales shall be “covered” with an equivalent amount of high quality, liquid securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

                                                                         18

(11) The Calvert VP SRI Balanced Portfolio  may not invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets taken at market value at the time of the investment would be invested in such securities.

(12) The Calvert VP Income Portfolio may not invest more than 30% of its net assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.

(13) The Calvert VP SRI Balanced Portfolio may not write, purchase or sell puts, calls or combinations thereof except in connection with when-issued securities.

(14) The Calvert VP Income Portfolio may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of its net asset value.

(15) The Calvert VP Income Portfolio may not invest in puts, calls, straddles, spread, or any combination thereof, except to the extent permitted by its Prospectus and this SAI, as each may from time to time be amended.

(16) [Reserved.]

(17) [Reserved.]

(18) The Calvert VP SRI Balanced Portfolio may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

With respect to Nonfundamental Investment Restrictions Nos. 1 and 2, the affected Portfolio will provide shareholders with at least 60 days’ notice before changing its 80% policy.

Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Each Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason a Portfolio should fail to qualify, it would be taxed as a corporation at the Portfolio level, rather than passing through its income and gains to shareholders.

Any distributions of a Portfolio’s net investment income or realized net capital gains are normally paid once a year. However, the Portfolios do not intend to make distributions from realized net capital gains unless available capital loss carryovers, if any, have been used or have expired.  Utilization of these capital loss carryforwards may be subject to annual limitations under section 382 of the Code.

Capital loss carry forwards as of December 31, 2011 were as follows:

Calvert VP SRI Mid Cap Growth	$0
Calvert VP SRI Balanced	$22,434,125
Calvert VP SRI Equity	$44,223
Calvert VP Income	$6,065,393

                Since the shareholders of the Portfolios are Insurance Companies, this SAI does not contain a discussion of the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of annuity or life insurance policies, see the prospectus for the policies.

                                                                         19

NET ASSET VALUE

Shares of each Portfolio are issued and redeemed at the NAV per share of the Portfolio.  Each Portfolio’s NAV per share is determined by dividing that Portfolio’s total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding.  Expenses are accrued daily, including the investment advisory fee. The NAVs of the Portfolios fluctuate based on the respective market values of the Portfolios’ investments. The NAV per share of each of the Portfolios is determined every business day as of the close of the regular session of the NYSE (generally 4:00 p.m. Eastern time). The Portfolios do not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

In calculating NAV, the Portfolios follow standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as “trade date plus one” or “T + 1 accounting”.  Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following trade date, as permitted by applicable law.  Security transactions for money market instruments are recorded on the trade date.

CALCULATION OF YIELD AND TOTAL RETURN

Yield (Calvert VP Income Portfolio):

                From time to time, the Calvert VP Income Portfolio may advertise its “yield”.  Yield quotations are historical, and are not intended to indicate future performance.  “Yield” quotations refer to the aggregate imputed yield-to-maturity of each of the Portfolio’s investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period, compounded on a “bond equivalent,” or semi-annual, basis.  The yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Portfolio’s investments as noted above; b= expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d= the maximum offering price per share on the last day of the period. Using this calculation, the Calvert VP Income Portfolio’s yield for the month ended December 31, 2011 was 3.75%.

                Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses.  Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account.  Yield during any particular time period should not be considered an indication of future yield.  It is, however, useful in evaluating a Portfolio’s performance in meeting its investment objective.

Total Return and Other Quotations:

                The Portfolios may each advertise “total return.” Total return differs from yield in that yield figures measure only the income component of a Portfolio’s investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

                                                                         20

Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods (or portions thereof if applicable). Total return is historical in nature and is not intended to indicate future performance.

                Information on the annual returns and the long-term performance for each Portfolio is provided in the Portfolio’s Prospectus.

                Total return, like yield and NAV per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemption of Portfolio shares are effected only through the separate accounts of Insurance Companies.  A Portfolio will be deemed to have received a purchase or redemption order when the applicable Insurance Company receives the order in good order. The customer orders will be priced at the Portfolio’s NAV next computed after they are received by the Insurance Company.

                The Portfolios have no  arrangement with any person to permit frequent purchases and redemptions of Portfolio shares.

Each Portfolio has filed a notice of election with the SEC pursuant to Rule 18f-1under the 1940 Act. The notice states that the Portfolio may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Portfolio, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

                See the Prospectuses for additional details on purchases and redemptions.

Directors and Officers

The Board of Directors supervises each Portfolio’s activities and reviews its contracts with companies that provide it with services.  Business information about the Directors and Officers as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Independent Directors  refers to those Directors  who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Name &

Age

Position with Fund

Position Start Date

Principal Occupation During Last 5 Years

# of Calvert

				Portfolios Overseen

Other

Directorships

					During Last 5 Years
Independent Directors
FRANK H. BLATZ, JR., Esq. AGE: 76	Director	1982	Of counsel to firm of Schiller & Pittenger, P.C.	16	None
ALICE GRESHAM BULLOCK AGE: 61	Director	1999	Professor at Howard University School of Law. She is former Dean of Howard University School of Law and Deputy Director of the Association of American Law Schools.	18	None

M. CHARITO KRUVANT

AGE: 66	Director	1999	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	28	• Acacia Federal Savings Bank • Summit Foundation • WETA Public Broadcasting
CYNTHIA MILLIGAN AGE: 65

Director		1999	Dean Emeritus (as of May 2009), College of Business Administration, University of Nebraska, Lincoln. She is the former President and Chief Executive Officer for CMA, a consulting firm for financial institutions.	18	• Wells Fargo Company- NYSE • Gallup, Inc. • W.K. Kellogg Foundation • Raven Industries - NASDAQ • Colonial Williamsburg Foundation • Prison Fellowship Ministries Foundation

ARTHUR J. PUGH

AGE: 74	Director	1982	Retired executive.	16	• Acacia Federal Savings Bank (through 2009)
Interested Directors
BARBARA J. KRUMSIEK* AGE: 59

Director & Chairperson		1997	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	43	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) (through 4/29/12) • Griffin Realty Corp.
WILLIAM LESTER* AGE: 54	Director & President	2004	As of May 2009, Executive Vice President Finance/Investments and Corporate Treasurer of UNIFI Companies. Mr. Lester also continues to serve as President and Chair of Summit Investment Advisors, Inc.	16	• Acacia Federal Savings Bank • Summit Investment Advisors, Inc. • Ameritas Investment Corp.
    Name &

Age

Position with Fund

Position Start Date

Principal Occupation

During Last 5 Years

Officers
michael t. abramo age: 38	Vice President	2011	Vice President of Calvert Investment Management, Inc. (the “Advisor”) (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
KAREN BECKER AGE: 59	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds and Head of the Securities Operations Department for the Advisor.
SUSAN walker Bender, Esq. AGE: 53	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS A. DAILEY AGE: 47	Vice President	2004	Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds.
MATTHEW DUCH Age: 36	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 43	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 47	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 38	Assistant Secretary	2004	Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA AGE: 47	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 55	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 49	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Assistant General Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL, Esq. AGE: 59	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary and Assistant General Counsel of Calvert Investments, Inc.
JAMES R. McGLYNN, CFA AGE: 52	Vice President	2009

Senior Vice President of the Advisor. Prior to joining Calvert in 2008, Mr. McGlynn was Managing Director, Equities, at Summit Investment Partners, Inc. and lead portfolio manager of Summit’s large cap value team.

ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 56	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer – Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE A. TRUNOW AGE: 44	Vice President	2008

Senior Vice President of the Advisor, and Chief Investment Officer – Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. Wolfsheimer, CPA AGE: 59	Treasurer	1982	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 50	Fund Controller	1999	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.

                                                                         21

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund’s Advisor and certain affiliates. Mr. Lester is an interested person of the Fund since he is an Officer of the parent company of the Fund’s Advisor.

The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of March 31, 2012, Directors and Officers of the Fund as a group own less than 1% of each Portfolio’s outstanding shares.

                                                                          22

Additional Information about the Directors

The Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion.  The Board of Directors has also considered the contributions that each Director can make to the Board and the Portfolios.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director:  Mr. Blatz, legal experience; Ms. Gresham Bullock, academic leadership experience, legal experience and experience as a board member of various organizations; Ms. Kruvant, experience as a chief executive officer of a private company and experience as a board member of various organizations; Ms. Milligan, academic leadership experience, experience as a chief executive officer of a private company, and experience as a board member of various organizations; Mr. Pugh, experience as a business executive and experience as a board member of a bank; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Lester, experience as a chief executive officer of an investment management firm.  References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on the Board by reason thereof.

Board Structure

The Board of Directors is responsible for overseeing the management and operations of the Fund and the Portfolios.  The Board consists of five Independent Directors and two Directors who are interested persons of the Fund.  Barbara J. Krumsiek, who is an interested person of the Fund, serves as Chairperson of the Board.

The Board of Directors has two standing committees: the Governance Committee and the Audit Committee.  Each of the Governance and Audit Committees is chaired by an Independent Director and composed of all of the Independent Directors.  Although the Board has not designated a lead independent director, the Chair of the Governance Committee acts as a liaison between Fund management and the Independent Directors.  In addition, the Chairs of the Governance Committee and Audit Committee work with Fund management in formulating agendas for Board and Committee meetings.

Through the Governance and Audit Committees, the Independent Directors consider and address important matters involving the Portfolios, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Directors also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  The Board of Directors has determined that its committees help ensure that the Portfolios have effective and independent governance and oversight.  The Board of Directors has also determined that its leadership structure is appropriate given the Advisor’s sponsorship of the Portfolios, that investors have selected the Advisor to provide overall management to the Portfolios, and the Chairperson’s senior leadership role within the Advisor and an affiliated insurance company through which shares of the Portfolios may be offered.  The Board of Directors also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors from Fund management.

The Governance Committee addresses matters of fund governance, including policies on Trustee compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of independent Trustees of the Board.  These matters were addressed in meetings held four times in the past fiscal year. The current members of this Committee are Mmes. Gresham Bullock, Milligan and Kruvant and Messrs. Blatz and Pugh, each an Independent Director.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control.  It met five times in the past fiscal year. The current members of this Committee are Mmes. Gresham Bullock, Milligan and Kruvant and Messrs. Blatz and Pugh, each an Independent Director.

The Board of Directors of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Portfolio, in connection with the Board’s annual consideration of the renewal of the Fund’s investment advisory, subadvisory, and underwriting agreements, as required by Section 15(c) of the 1940 Act.

                                                                         23

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Portfolios is the Board’s oversight of the risk management of the Portfolios’ investment programs and business affairs.  The Portfolios are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Portfolios, the Advisor, the Subadvisors and other service providers to the Portfolios have implemented various processes, procedures and controls to identify risks to the Portfolios, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Directors exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Portfolios, the Board of Directors requires management of the Advisor and the Fund, including the Fund’s Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Portfolios, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Portfolios’ securities.  The Board also receives reports from the Fund’s primary service providers, including the Subadvisors, regarding their operations as they relate to the Portfolios.

Directors’ Ownership of Portfolio Shares

The Directors owned shares in each Portfolio and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2011:

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in Each	in All Registered Investment Companies Overseen
Name of Director	Portfolio	By Director in Calvert Family of Funds
Independent Directors
Frank H. Blatz, Jr., Esq.	None	> $100,000
Alice Gresham Bullock	None	None
M. Charito Kruvant	None	> $100,000
Cynthia Milligan	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
William Lester	None	$10,001-$50,000

Directors’ Compensation

Director Compensation Table

Calvert Variable Series, Inc.

                The following tables (unaudited numbers) set forth information describing the compensation of each Director for his/her services to the Fund for the most recent fiscal year ended December 31, 2011, and to all of the portfolios in the Fund Complex. Each portfolio within Calvert Variable Series, Inc. is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Fund (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Total Compensation From Fund and Fund Complex Paid to Directors***
Frank H. Blatz, Jr., Esq.** (Director)	$18,413	$9,206	$51,000
Alice Gresham Bullock (Director)	$21,134	$0	$90,500
M. Charito Kruvant** (Director)	$18,413	$0	$160,000
Cynthia Milligan** (Director)	$18,413	$0	$80,500
Arthur J. Pugh** (Director)	$19,302	$0	$53,500
Barbara J. Krumsiek* (Director & Chairperson)	$0	$0	$0
William Lester* (Director & President)	$0	$0	$0

                                                                         24

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and certain affiliates. Mr. Lester is an interested person of the Fund since he is a Director of the parent company of the Advisor.

** Mses. Kruvant and Milligan, and Messrs. Blatz and Pugh and have chosen to defer a portion of their compensation.  As of December 31, 2011, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $485,772; $269,298; $1,520,577; and $515,895, for each of them, respectively.

***As of December 31, 2011, the Fund Complex consisted of forty-three (43) funds.

Directors of each Portfolio not employed by the Fund’s Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Directors Deferred Compensation Plan.  Management believes this will have a negligible effect on each Portfolio’s assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR AND SUBADVISORS

The Fund’s investment advisor is Calvert Investment Management, Inc. (“Calvert” or the “Advisor”), a subsidiary of Calvert Investments, Inc., which is a subsidiary of UNIFI Mutual Holding Company.

Under the Investment Advisory Agreement with respect to the Portfolios, the Advisor provides investment advice to the Portfolios and oversees the day-to-day operations, subject to the supervision and direction of the Fund’s Board of Directors.  The Advisor provides the Portfolios with investment supervision and management, and office space; furnishes executive and other personnel to the Portfolios; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates.  The Portfolios pay all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.  As explained in the Prospectus under the heading “Contractual Fee Waivers and/or Expense Reimbursements”, the Portfolios have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolios’ uninvested cash balances.  These credits are used to reduce Portfolio expenses.  In those Portfolios where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Fund’s Board of Directors periodically reviews and evaluates the expense offset arrangement.

                                                                         25

Under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly of 0.65% of the Calvert VP SRI Mid Cap Growth Portfolio’s average daily net assets; 0.425% of the first $500 million of the Calvert VP SRI Balanced Portfolio’s average daily net assets, 0.375% of the next $500 million of such assets and 0.325% of all assets above $1 billion; 0.50% of the Calvert VP SRI Equity Portfolio’s average daily net assets;  and 0.40% of the Calvert VP Income Portfolio’s average daily net assets. This investment advisory fee includes the cost of evaluating investments according to a Portfolio’s sustainable and responsible investment criteria (not applicable to Calvert VP Income Portfolio).

For the Calvert VP SRI Balanced Portfolio, the Advisor voluntarily waives 0.05% of its annual advisory fee based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to the equity assets of the Portfolio at an annual fee of 0.25% on assets up to and including $250 million and 0.20% on assets in excess of $250 million.  The Advisor may cease this waiver at any time.

The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Portfolio for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.  The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of a Portfolio, except as noted in the Portfolio’s Prospectus.

The following chart shows the investment advisory fees paid to the Advisor for the past three fiscal years:

	2009	2010	2011
Calvert VP SRI Mid Cap Growth	$184,905	$234,196	$281,416
Calvert VP SRI Balanced	$1,200,484	$1,344,094	$1,485,260
Calvert VP SRI Equity	$38,122	$44,046	$49,837
Calvert VP Income	$273,848	$231,232	$185,054

                The following Portfolios received expense reimbursements from the Advisor in the following amounts during the past three fiscal years:

	2009	2010	2011
Calvert VP SRI Mid Cap Growth	$134	$0	$0
Calvert VP SRI Equity	$13,557	$18,305	$28,848
Calvert VP Income	$86,599	$65,722	$89,457

Subadvisors

                Calvert has retained New Amsterdam Partners LLC (“New Amsterdam”) as Subadvisor for the Calvert VP SRI Mid Cap Growth Portfolio and for the equity investments of the Calvert VP SRI Balanced Portfolio. New Amsterdam is controlled by Michelle Clayman, CFA. New Amsterdam receives a subadvisory fee, paid by the Advisor, of 0.25% of the average daily net assets it manages for the Calvert VP SRI Mid Cap Growth Portfolio, and 0.25% of the average daily net assets it manages for the Calvert VP SRI Balanced Portfolio up to and including $250 million and 0.20% of the average daily net assets it manages for the Portfolio in excess of $250 million.

Calvert has retained Atlanta Capital Management Company, LLC (“Atlanta Capital”) as Subadvisor for the Calvert VP SRI Equity Portfolio. Atlanta Capital is a majority-owned subsidiary of Eaton Vance Corp. Atlanta Capital receives a subadvisory fee, paid by the Advisor, of 0.30% of the average daily net assets of the Portfolio.

The Advisor and the Fund have received an exemptive order to permit each applicable Portfolio and the Advisor to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an “affiliated person,” as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any material change in an Investment Subadvisory Agreement, the affected Portfolio will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change in the Investment Subadvisory Agreement of the Portfolio. The Portfolio will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

                                                                         26

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Portfolio’s Portfolio Managers, identified in the applicable Prospectus of the Portfolio, is provided below.

A.            Other Accounts Managed by Portfolio Managers of the Portfolios

The following Portfolio Managers of the Portfolios are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The “Other Accounts” category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO

New Amsterdam:

Michelle Clayman, CFA

Accounts Managed (not including Calvert VP SRI Mid Cap Growth Portfolio)  as of December 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	65
Total Assets in Other Accounts Managed	$595,000,000	$0	$2,007,200,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$362,200,000

New Amsterdam:

Nathaniel Paull, CFA

Accounts Managed (not including Calvert VP SRI Mid Cap Growth Portfolio) as of December 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	65
Total Assets in Other Accounts Managed	$595,000,000	$0	$2,007,200,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$362,200,000

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CALVERT VP SRI BALANCED PORTFOLIO

Calvert:

Natalie A. Trunow

Accounts Managed (not including Calvert VP SRI Balanced Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	5	7
Total Assets in Other Accounts Managed	$1,019,652,726	$106,204,539	$29,649,855
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

1.             Fixed Income Investments

Calvert:

Michael Abramo

Accounts Managed (not including Calvert VP SRI Balanced Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,138,602,125	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

2.             Equity Investments

New Amsterdam:

Michelle Clayman, CFA

Accounts Managed (not including Calvert VP SRI Balanced Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	65
Total Assets in Other Accounts Managed	$581,100,000	$0	$2,021,100,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$362,200,000

                                                                         28

New Amsterdam:
Nathaniel Paull, CFA

Accounts Managed (not including Calvert VP SRI Balanced Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	65
Total Assets in Other Accounts Managed	$581,100,000	$0	$2,021,100,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0`	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$362,200,000

CALVERT VP SRI EQUITY PORTFOLIO

Atlanta Capital:

Richard B. England, CFA

Accounts Managed (not including Calvert VP SRI Equity Portfolio)  as of December 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Other Accounts Managed	5	1	126
Total Assets in Other Accounts Managed	$2,381,000,000	$37,000,000	$2,164,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

                                                                         29

Atlanta Capital:

Paul J. Marshall, CFA

Accounts Managed (not including Calvert VP SRI Equity Portfolio) as of December 31, 2011
	Registered Investment Companies	Other Pooled Investment Vehicles*	Other Accounts
Number of Other Accounts Managed	4	1	126
Total Assets in Other Accounts Managed	$2,337,000,000	$37,000,000	$2,164,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

* Other pooled investment vehicles include accounts subadvised by not sponsored by Atlanta Capital.

CALVERT VP INCOME PORTFOLIO

Calvert:

Michael Abramo

Accounts Managed (not including Calvert VP Income Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,239,469,385	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

Matthew Duch

Accounts Managed (not including Calvert VP Income Portfolio) as of December 31, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	10	0	0
Total Assets in Other Accounts Managed	$6,239,469,385	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

                                                                         30

B.        Potential Conflicts of Interest in Managing a Portfolio and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Portfolio’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Portfolios” above.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO

New Amsterdam:

Michelle Clayman, CFA, and Nathaniel Paull, CFA

Whenever a Portfolio Manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts in the allocation of investment opportunities between accounts.  New Amsterdam has adopted policies and procedures designed to address these potential material conflicts and believes several factors limit the presence of conflicts between accounts managed by the portfolio management team.  The portfolio management team members are aware of and abide by New Amsterdam trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment.  Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and New Amsterdam’s Compliance Manager to ensure that any material divergence in expected performance is adequately explained by differences in the client’s investment guidelines and timing of cash flows.

CALVERT VP SRI BALANCED PORTFOLIO

Calvert:

Natalie A. Trunow

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The portfolio management team members are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  The Portfolio relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment.  In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

1.                   Fixed Income Investments

Calvert:

Michael Abramo

(See “Conflicts of Interest” above with respect to Natalie A. Trunow of Calvert regarding the Calvert VP SRI Balanced Portfolio.)

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2.                   Equity Investments

New Amsterdam:

Michelle Clayman, CFA, and Nathaniel Paull, CFA

(See “Conflicts of Interest” above with respect to Ms. Clayman and Mr. Paull of New Amsterdam regarding the Calvert VP SRI Mid Cap Growth Portfolio.)

CALVERT VP SRI EQUITY PORTFOLIO

Atlanta Capital:

Richard B. England, CFA, and Paul J. Marshall, CFA

It is possible that conflicts of interest may arise in connection with a Portfolio Manager’s management of the Portfolio’s investments, on the one hand and the investments of other accounts for which the Portfolio Manager is responsible, on the other.  For example, a Portfolio Manager may have conflicts of interest in allocating management time, resources and investment opportunities between the Portfolio and other accounts he or she advises.  In addition, due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a Portfolio Manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. Atlanta Capital has established procedures to mitigate such conflicts including review of performance dispersion, policies to monitor trading and best execution and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned across all client accounts.

In some cases, another account managed by a portfolio manager may compensate Atlanta Capital based on the performance of the securities held by that account.  The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested parties.  In addition, Atlanta Capital has adopted procedures to monitor performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive accounts.

CALVERT VP INCOME PORTFOLIO

Calvert:

Michael Abramo and Matthew Duch

(See “Conflicts of Interest” above with respect to Natalie A. Trunow of Calvert regarding the Calvert VP SRI Balanced Portfolio.)

C.        Compensation of Portfolio Managers of the Portfolios

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Portfolio, the Advisor or Subadvisor (if any) of the Portfolio, or any other sources with respect to management of the Portfolio, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Portfolios” above.

CALVERT VP SRI MID CAP GROWTH PORTFOLIO

New Amsterdam:

Michelle Clayman, CFA

Compensation with Respect to Management of the Calvert VP SRI Mid Cap Growth Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Ms. Clayman, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Ms. Clayman is the managing partner of the firm and as such receives a percentage of the firm’s profits proportional to her ownership percentage.

                                                                         32

New Amsterdam:

Nathaniel Paull, CFA

Compensation with Respect to Management of the Calvert VP SRI Mid Cap Growth Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Mr. Paull, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Mr. Paull is a partner of the firm and as such receives a percentage of the firm’s profits proportional to his ownership percentage.

CALVERT VP SRI BALANCED PORTFOLIO

Calvert:

Natalie A. Trunow

Compensation with Respect to Management of the Calvert VP SRI Balanced Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Portfolios overseen, relative to Portfolio benchmarks, and growth in Portfolio assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

                                                                         33

  Fixed Income Investments

Calvert:

Michael Abramo

Compensation with Respect to Management of the Calvert VP SRI Balanced Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Portfolios overseen, relative to Portfolio benchmarks, and growth in Portfolio assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

  Equity Investments

New Amsterdam:

Michelle Clayman, CFA

Compensation with Respect to Management of the Calvert VP SRI Balanced Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Ms. Clayman, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Ms. Clayman is the managing partner of the firm and as such receives a percentage of the firm’s profits proportional to her ownership percentage.

                                                                         34

New Amsterdam:

Nathaniel Paull, CFA

Compensation with Respect to Management of the Calvert VP SRI Balanced Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Mr. Paull, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A long-term profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Mr. Paull is a partner of the firm and as such receives a percentage of the firm’s profits proportional to his ownership percentage.

CALVERT VP SRI EQUITY PORTFOLIO

Atlanta Capital:

Richard B. England, CFA and Paul J. Marshall, CFA

Compensation with Respect to Management of the Calvert VP SRI Equity Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Atlanta Capital

Fixed, reviewed on an annual basis and evaluated based on industry survey data and other job responsibilities in the firm (such as heading an investment group, providing analytical support to other portfolios, or overall firm management). Atlanta Capital seeks to compensate Portfolio Managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.

Bonus	Atlanta Capital

Variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein. Each Portfolio Manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year-end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company, Eaton Vance Corp. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with Eaton Vance Corp. and depends primarily on Atlanta Capital’s profitability for the year.

Deferred Compensation	Atlanta Capital / Eaton Vance Corp.

Variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein. Consists primarily of annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock and/or restricted shares of nonvoting common stock.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Atlanta Capital	Certain senior executives and investment professionals are eligible to receive profit participation ownership interests in Atlanta Capital-based entities.

                                                                         35

This compensation structure reflects Atlanta Capital’s total compensation process rather than compensation directly related only to a single account.

CALVERT VP INCOME PORTFOLIO

Calvert:

Michael Abramo and Matthew Duch

Compensation with Respect to Management of the Calvert VP Income Portfolio and Other Accounts as of December 31, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Portfolios overseen, relative to Portfolio benchmarks, and growth in Portfolio assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

                                                                         36

D.            Securities Ownership of Portfolio Managers of the Portfolios

With respect to each Portfolio Manager identified in the applicable Prospectuses, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of December 31, 2011 in the Portfolio(s) managed by that individual.  The securities were valued as of December 31, 2011. (Specified ranges: none;  $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert VP SRI Mid Cap Growth Portfolio	New Amsterdam	Michelle Clayman, CFA	None
		Nathaniel Paull, CFA	None
Calvert VP SRI Balanced Portfolio	Calvert	Natalie A. Trunow	None
		Michael Abramo	None
	New Amsterdam	Michelle Clayman, CFA	None
		Nathaniel Paull, CFA	None
Calvert VP SRI Equity Portfolio	Atlanta Capital	Richard B. England, CFA	None
		Paul J. Marshall, CFA	None
Calvert VP Income Portfolio	Calvert	Michael Abramo	None
		Matthew Duch	None

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of the Portfolios’ affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative fee payable monthly (as a percentage of average daily net assets) as follows:

Calvert VP SRI Mid Cap Growth	0.25%
Calvert VP SRI Balanced	0.275%
Calvert VP SRI Equity	0.20%
Calvert VP Income	0.30%

        The administrative fee paid to CIAS for the past three fiscal years was as follows:

	2009	2010	2011
Calvert VP SRI Mid Cap Growth	$71,118	$90,075	$108,237
Calvert VP SRI Balanced	$776,783	$869,708	$961,051
Calvert VP SRI Equity	$15,249	$17,619	$19,935
Calvert VP Income	$205,386	$173,424	$138,790

METHOD OF DISTRIBUTION

                Calvert Investment Distributors, Inc. (“CID”) is the principal underwriter and distributor for the Fund. CID is an affiliate of the Fund’s Advisor. Under the terms of its underwriting agreement with the Fund, CID markets and distributes the Portfolios’ shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

                                                                         37

                Payments to CID as compensation for services performed and expenses assumed may be authorized by the Fund’s Board of Directors from time to time in accordance with applicable law. No payments were authorized in the fiscal year ended December 31, 2011.

                CID is responsible for paying (i) all commissions or other fees to its associated persons which are due for the sale of the Portfolio shares, and (ii) any compensation to other broker-dealers and their associated persons due under the terms of any sales agreement between CID and the broker-dealers. The Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios.  The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Portfolio shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Portfolio shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of March 31, 2012, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential Investment Management Services, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors. Where payments are being made to a broker/dealer to encourage sales of Portfolio shares, the broker/dealer has an incentive to recommend Portfolio shares to its customers.  Neither the Advisor nor any Subadvisor uses Portfolio brokerage to compensate broker/dealers for the sale of Portfolio shares.

                The Fund has entered an agreement with CID as principal underwriter.  CID makes a continuous offering of the Portfolios’ securities on a “best efforts” basis.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Portfolio shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

                Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

                For these services, BFDS receives a fee based on the number of shareholder accounts and shareholder transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Fund’s expense, to provide recordkeeping and subaccounting services to the Portfolios.

The following chart shows the shareholder servicing fees paid to CIS by the Portfolios for the past three fiscal years:

	2009	2010	2011
Calvert VP SRI Mid Cap Growth	$1,303	$3,345	$1,993
Calvert VP SRI Balanced	$36,042	$43,980	$39,870
Calvert VP SRI Equity	$0	$0	$0
Calvert VP Income	$8,647	$7,055	$5,348

PORTFOLIO TRANSACTIONS

The Fund’s Advisor and the Subadvisors place orders with broker-dealers for the Portfolios’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.  Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

                                                                         38

                Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor and Subadvisors make investment decisions and select brokers and dealers under the direction and supervision of the Fund’s Board of Directors.

                Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor’s/Subadvisor’s obligation to seek best execution. The Portfolios have adopted a policy that prohibits the Advisor and their respective Subadvisors from using Portfolio brokerage to compensate broker/dealers for promotion or sale of Portfolio shares.

                For the last three fiscal years, total brokerage commissions paid were as follows:

	2009	2010	2011
Calvert VP SRI Mid Cap Growth	$41,294	$58,781	$36,526
Calvert VP SRI Balanced	$214,637	$258,253	$211,195
Calvert VP SRI Equity	$7,442	$5,991	$8,477
Calvert VP Income	$6,880	$3,416	$2,348

                None of the Portfolios paid brokerage commissions to affiliated persons during any of the last three fiscal years.

                The Fund’s Advisor and the Subadvisors select brokers on the basis of best execution.  In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Portfolios. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisors, the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert funds and managed accounts.

For the fiscal year ended December 31, 2011, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Calvert VP SRI Mid Cap Growth	$9,051,834	$15,930
Calvert VP SRI Balanced	$80,476,282	$108,813
Calvert VP Equity	$4,270,424	$3,999

                For the same period the Advisor and/or Subadvisors received no soft-dollar credits for new issue fixed income designations.

                As of December 31, 2011, the following Portfolios held securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below:

                                                                         39

Portfolio	Broker/Dealer	Type of Security D = debt E = equity	Amount

Calvert VP SRI Balanced	Bank of America Corp.	D	$796,402
	Bank of NY Mellon Corp.	D	$602,391
	Goldman Sachs Group, Inc.	D	$910,617
	Jefferies Group, Inc.	D	$793,750
	JP Morgan Chase & Co.	D	$5,123,678

Calvert VP SRI Equity	Wells Fargo	E	$203,117

Calvert VP Income	Bank of America Corp.	D	$384,540
	Bank of NY Mellon Corp.	D	$150,663
	Goldman Sachs Group, Inc.	D	$292,849
	JP Morgan Chase & Co.	D	$552,771
	Morgan Stanley	D	$475,155

                The portfolio turnover rates for the last two fiscal years were as follows:

	2010	2011
Calvert VP SRI Mid Cap Growth	100%	47%
Calvert VP SRI Balanced	116%	121%
Calvert VP SRI Equity	41%	61%
Calvert VP Income	172%	175%

The decrease in portfolio turnover for Calvert VP SRI Mid Cap Growth represents a return to more normal trading activity for the Portfolio.

PORTFOLIO HOLDINGS DISCLOSURE

          The Portfolios have adopted a Portfolio Holdings Disclosure Policy (“Disclosure Policy”) that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Portfolio’s portfolio holdings.

Publicly Available Portfolio Holdings

                Information regarding a Portfolio’s portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on www.calvert.com/institutional-VP-FundHoldings.html. This information may be a Portfolio’s complete portfolio holdings, such as those disclosed in its Semi-Annual or Annual Reports and filed with the Commission on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Portfolio’s first and third quarters. From time to time, a Portfolio may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Portfolio’s publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Portfolios’ Disclosure Policy, as described generally below, allows the disclosure of a Portfolio’s non-public portfolio holdings for the Portfolio’s legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments,Inc., a representative from the Administrator may provide a Portfolio’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

                                                                         40

A service provider or other third party that receives information about a Portfolio’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Portfolio (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Portfolio and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Portfolio’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Portfolios and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Portfolio has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Portfolio, or, at a minimum, not harm the Portfolio, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither a Portfolio, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Portfolio’s non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund’s Board of Directors.  The Fund’s Board of Directors shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Portfolios’ portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Coninco	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Dahab Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt Ennisknupp	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mass Mutual	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monroe Vos Consulting	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Nordea Investment Management	Portfolio Holdings	Quarterly
Oyens & Van Eeghen	Portfolio Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Summit Strategies	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TIAA-CREF Trust Company	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly

                                                                         41

PERSONAL SECURITIES TRANSACTIONS

                The Fund, its Advisor and Subadvisors, as applicable, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits investment personnel of the Fund, its Advisor and Subadvisors, as applicable, and principal underwriter to invest in securities that may be purchased or held by a Portfolio. The Code of Ethics contains certain conditions such as pre-clearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines for Calvert Funds. The Guidelines include the policies and procedures that the Portfolios use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Portfolio shareholders, and those of the Fund’s Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS

TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of the Fund should send the communication to the attention of the Fund’s Secretary at the following address:

                Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Suite 1000N

                Bethesda, Maryland 20814

All communications should state the specific Portfolio to which the communication relates.  After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Directors.

In its function as a nominating committee, the Governance Committee of the Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Portfolio who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Portfolio.  Shareholders of a Portfolio who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund’s Secretary at 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Director. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Director may request the Fund’s Policy for the Consideration of Director Nominees by contacting the Fund’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund’s Board of Directors, then the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund’s Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP serves as the independent registered public accounting firm for the Portfolios. State Street Bank & Trust Company, N.A. serves as custodian of the Portfolios’ investments. The custodian has no part in deciding the Portfolios’ investment policies or the choice of securities that are to be purchased or sold for the Portfolios.

                                                                         42

GENERAL INFORMATION

                The Fund is an open-end management investment company incorporated in Maryland on September 27, 1982 and has seven portfolios. The Calvert VP SRI Equity Portfolio is diversified. The Calvert VP SRI Mid Cap Growth and Balanced Portfolios and the Calvert VP Income Portfolio are non-diversified. The remaining portfolios are offered through a different prospectus and statement of additional information.

The Fund issues separate shares for each Portfolio. Shares of each of the Portfolios have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations. No Portfolio has preference over another Portfolio. The Insurance Companies and a Portfolio’s shareholders will vote Portfolio shares allocated to registered separate accounts in accordance with instructions received from policyholders. Under certain circumstances, which are described in the accompanying prospectus of the variable life or annuity policy, the voting instructions received from variable life or annuity policyholders may be disregarded.

                All shares of common stock have equal voting rights (regardless of the NAV per share) except that only shares of the respective Portfolio are entitled to vote on matters concerning only that Portfolio. Pursuant to the 1940 Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Fund may not be binding on a Portfolio whose shareholders have not approved that matter. Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights. Holders of shares of any Portfolio are entitled to redeem their shares as set forth above under “Purchase and Redemption of Shares.” The shares do not have cumulative voting rights, and the holders of more than 50% of the shares of the Fund voting for the election of Directors can elect all of the Directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Directors.

                The Fund’s Board of Directors has adopted a “proportional voting” policy, meaning that Insurance Companies will vote all of a Portfolio’s shares, including shares the Insurance Companies hold, in return for providing the Portfolio with its capital and in payment of charges made against the variable annuity or variable life separate accounts, in proportion to the votes received from contractholders or policyowners. As a result of proportional voting, a small number of contractholders and/or policyowners may determine the outcome of a shareholder vote.

                The Fund is not required to hold annual policyholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a policyholder, you can instruct the respective Insurance Company how to vote each share in which you have a beneficial interest.

control persons and principal holders of securities

                As of March 31, 2012, to the Fund’s knowledge, the following entities beneficially owned more than 25% of the voting securities of the listed Portfolios:

Portfolio Name	% of Ownership
Name and Address

Calvert VP SRI Mid Cap Growth Portfolio

Metropolitan Life Insurance Co.	31.65%
Mutual Fund Processing
Somerset, NJ

Calvert VP SRI Balanced Portfolio

Mutual of America TVIF Fund S/A #2	29.96%
New York, NY

Calvert VP SRI Equity Portfolio

Ameritas Life Insurance Corp.	57.26%
Ameritas Variable Separate Account VA2
Lincoln, NE

Calvert VP Income Portfolio

Ameritas Life Insurance Corp.	50.58%
Ameritas Variable Separate Account VA2
Lincoln, NE

Union Central Life Insurance Co.	29.61%
Carillon Account
Lincoln, NE

                                                                         43

Metropolitan Life Insurance Co. was formed under the laws of New York and is a subsidiary of MetLife, Inc.

Mutual of America TVIF Fund Separate Account #2 is a unit investment trust established by Mutual of America Life Insurance Company under the laws of New York.

Ameritas Life Insurance Corp. is domiciled in Nebraska, and is an affiliate of the Fund’s Advisor and principal underwriter. Ameritas Life Insurance Corp. is a subsidiary of Ameritas Holding Company, which is a subsidiary of UNIFI Mutual Holding Company.  Union Central Life Insurance Co. is a subsidiary of Ameritas Life Insurance Corp.

As of March 31, 2012, to the Fund’s knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the Portfolios as shown:

Portfolio Name	% of Ownership
Name and Address

Calvert VP SRI Mid Cap Growth Portfolio

Metropolitan Life Insurance Co.	31.65%
Mutual Fund Processing
Somerset, NJ

American United Life Insurance	15.52%
c/o AUL American Unit Trust
Indianapolis, IN

American United Life Insurance	15.47%
c/o Group Retirement Annuity
Separate Account II
Indianapolis, IN

Monumental Life Insurance Company	12.43%
Separate Account II
Cedar Rapids, IA

Ameritas Life Insurance Corp.	9.46%
Ameritas Variable Separate Account VA2
Lincoln, NE

Calvert VP SRI Balanced Portfolio

Mutual of America TVIF Fund Separate Account #2	29.96%
New York, NY

ING Life Insurance and Annuity Co.	18.69%
Windsor, CT

Metropolitan Life Insurance Co.	17.71%
Securities Accounting & Admin
Somerset, NJ

Mutual of America Pension Fund	5.78%
S/A #1
New York, NY

Keynote Series Account	5.14%
C/O Investors Bank & Trust Co
Boston, MA

Calvert VP SRI Equity Portfolio

Ameritas Life Insurance Corp.	57.26%
Ameritas Variable Separate Account VA2
Lincoln, NE

The Ohio National Life Insurance Company	15.46%
FBO Its Separate Accounts
Cincinnati, OH

Ameritas Life Insurance Corp.	7.97%
Separate Account LLVA
Lincoln, NE

Midland National Life Insurance Company	7.79%
c/o Variable Annuity Dept
Des Moines, IA

Calvert VP Income Portfolio

Ameritas Life Insurance Corp.	50.58%
Ameritas Variable Separate Account VA2
Lincoln, NE

Union Central Life Insurance Co.	29.61%
Carillon Account
Lincoln, NE

Union Central Life Insurance Co.	10.11%
Ameritas Variable Life Insurance Corp.
Lincoln, NE

Ameritas Life Insurance Corp.	8.47%
Ameritas Variable Separate Account V
Lincoln, NE

                                                                         44

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder SERVICING AGENT

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania  19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

                                                                         45

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

•         Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

•         Accountability.   Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•           Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

                                                                         46

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

                                                                         47

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

                                                                         48

•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

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•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

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Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

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•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

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•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

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Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

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Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

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•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

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•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.          CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

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•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

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•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

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•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

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•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

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•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

                                                                         62

E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

                                                                         63

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

                                                                         64

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

                                                                         65

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2011

                                                                         66

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor’s)

Bonds

AAA:     An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:        An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:            An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:       An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:          An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:            An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:       An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:          An obligation rated CC is currently highly vulnerable to nonpayment.

C:            An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

D:            An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

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Long-Term Obligation Ratings (source: Moody’s Investors Service)

                Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:        Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:          Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:            Obligations rated B are considered speculative and are subject to high credit risk.

Caa:        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:            Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody’s Investors Service)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:          Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

 PART C. OTHER INFORMATION

Item 28. Exhibits:

(a)

Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.
Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.
Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.
Articles of Amendment of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 58, dated April 29, 2010, accession number 0000708950-10-000015.

(b)	Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)

Investment Advisory Agreement for Calvert Investment Management, Inc., (Calvert Portfolios) incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.
Investment Advisory Agreement for Calvert Investment Management Inc. (Ameritas Portfolios) incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.
Addendum to Investment Advisory Agreement (Ameritas Portfolios, section 3c deletion), incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.
Addendum to Investment Advisory Agreement (Balanced), incorporated by reference to Post-Effective Amendment No. 56, dated April 30, 2009, accession number 0000708950-09-000009.
Amended Schedule A to Investment Advisory Agreement (Calvert Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Amended Schedule A to Investment Advisory Agreement (Ameritas Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Amended Schedule B to Investment Advisory Agreement (Ameritas Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Addendum to Investment Advisory Agreement, filed herewith.

(d)(1)	Subadvisory Agreement with Atlanta Capital Management Company (Equity), incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(d)(2)

Subadvisory Agreement with Thornburg Investment Management, Inc. (SRI Strategic), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(d)(3)	Subadvisory Agreement with Eagle Asset Management (Small Cap Growth), incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

(d)(4)

Subadvisory Agreement with New Amsterdam Partners LLC (Balanced) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.
Amended Fee Schedule to Subadvisory Agreement, incorporated by reference to Post-Effective Amendment No. 56, dated April 30, 2009, accession number 0000708950-09-000009.

(d)(5)	Subadvisory Agreement with New Amsterdam Partners LLC (Mid Cap Growth) incorporated by reference to Post-Effective Amendment No. 52, dated April 28, 2006, accession number 0000708950-06-000008.

(e)

Underwriting (Distribution) Agreement, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.
Underwriting (Distribution) Schedules I, II & III, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

Amendment to Underwriting (Distribution) Agreement, filed herewith.

(f)	Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

(g)	Custodian Agreement, incorporated by reference to Post-Effective Amendment No. 41, dated 4/24/01, accession number 0000708950-01-500042.

(h)(1)	Amended Master Transfer Agency and Service Agreement, incorporated by reference to Post-Effective Amendment No. 54, dated April 29, 2008, accession number 0000708950-08-000003.

(h)(2)

Transfer Agency and Service Agreement for the National Financial Data Services, Inc. and Servicing Agreement for Calvert Investment Services, Inc., incorporated by reference to Post-Effective Amendment No. 46, dated April 24, 2002, accession number 0000708950-02-000013.

(h)(3)

Servicing Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 34, April 30, 1998, accession number 0000882671-98-000006.
Servicing Agreement Schedule A, incorporated by reference to Post-Effective Amendment No. 53, dated April 30, 2007, accession number 0000708950-07-000010.

Amendment to Servicing Agreement, filed herewith.

(h)(4)

Administrative Services Agreements for Ameritas Investment Corp. and Calvert Investment Management, Inc. incorporated by reference to Post-Effective Amendment No. 51, dated April 29, 2005, accession number 0000708950-02-000009.
Amended Schedule A to the Administrative Services Agreement (Ameritas Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.
Amended Schedule A to the Administrative Services Agreement (Calvert Portfolios), incorporated by reference to Post-Effective Amendment No. 59, dated April 27, 2011, accession number 0000708950-11-000010.

Amendment to Administrative Services Agreement, filed herewith.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors, filed herewith.

(k)	Omitted Financial Statements (not applicable).

(l)	Initial Capital Agreements.

(m)	Rule 12b-1 Plan (not applicable).

(n)	Rule 18f-3 Plan (not applicable).

(o)	Not applicable.

(p)	Amended Code of Ethics for Calvert Asset Management Company Inc., incorporated by reference to Post-Effective Amendment No. 56, dated April 30, 2009, accession number 0000708950-09-000009.

(p)(1)	Code of Ethics for Atlanta Capital Management Company, incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(2)	Code of Ethics for Thornburg Investment Management, Inc., incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(3)	Code of Ethics for Eagle Asset Management, Inc., incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(4)	Code of Ethics for New Amsterdam Partners LLC, incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(p)(5)	Code of Ethics for RiverSource Investments LLC, incorporated by reference to Post-Effective Amendment No. 55, dated June 13, 2008, accession number 0000708950-08-000010.

(q)	Power of Attorney Forms, filed herewith.

Item 29. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 30. Indemnification

Registrant's By-Laws, Exhibit 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Executive Vice President and Chief Financial and Administrative Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Neil Orlofske	Regional Vice President	None
Lenore Reiner	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 33. Location of Accounts and Records

Ronald M. Wolfsheimer, Treasurer
                  and
William M. Tartikoff, Secretary
Calvert Variable Series, Inc.
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 27th day of April 2012.

CALVERT VARIABLE SERIES, INC.

By:

_______________**__________________
Barbara J. Krumsiek
Director and Chairperson

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 27th day of April 2012 by the following persons in the capacities indicated.

Signature	Title
__________**____________ Barbara J. Krumsiek	Director and Chairperson

__________**____________ Ronald M. Wolfsheimer	Treasurer (Principal Financial Officer)

__________**____________ Alice Gresham Bullock	Director

__________**____________ M. Charito Kruvant	Director

__________**_____________ Cynthia H. Milligan	Director

__________**____________ Arthur J. Pugh	Director

__________**____________ William Lester	Director

**By: /s/ Lancelot A. King
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, filed herewith.

Calvert Variable Series, Inc.
Post-Effective Amendment No. 62
Registration No. 002-80154
EXHIBIT INDEX

Exhibit No.	Description
28(d)	Addendum to Investment Advisory Agreement
28(e)	Amendment to Underwriting (Distribution) Agreement
28(h)(3)	Amendment to Servicing Agreement
28(h)(4)	Amendment to Administrative Services Agreement
28(i)	Opinion and Consent of Counsel
28(j)	Consent of Independent Auditors
28(q)	Power of Attorney Forms